UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020

Vanguard International Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	21

Liquidity Risk Management	23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Value Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$834.63	$1.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.07	1.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.36%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

International Value Fund

Fund Allocation

As of April 30, 2020

Communication Services	11.4%
Consumer Discretionary	9.0
Consumer Staples	5.9
Energy	3.8
Financials	15.5
Health Care	16.8
Industrials	13.4
Information Technology	14.1
Materials	5.2
Real Estate	1.6
Utilities	3.3

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Value Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Common Stocks (93.3%)
	Australia (0.4%)
	BHP Group Ltd.	1,833,405	37,428

	Belgium (0.2%)
^	Anheuser-Busch InBev SA/NV	406,325	18,923

	Brazil (0.5%)
	BB Seguridade Participacoes SA	5,507,000	26,887
	Cia de Saneamento Basico do Estado de Sao Paulo	1,415,500	10,433
	IRB Brasil Resseguros SA	3,667,700	6,893
			44,213
	Canada (1.5%)
	Suncor Energy Inc.	2,531,900	45,147
	Canadian National Railway Co.	432,900	35,799
	Nutrien Ltd.	875,500	31,266
	Canadian Natural Resources Ltd.	1,217,100	20,382
			132,594
	China (6.6%)
	China Mobile Ltd.	17,963,500	144,410
	Tencent Holdings Ltd.	2,093,300	110,044
	Ping An Insurance Group Co. of China Ltd.	8,542,500	86,931
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	18,335,500	69,271
	ENN Energy Holdings Ltd.	4,692,700	52,898
*	58.com Inc. ADR	666,545	34,627
	Baidu Inc. ADR	293,586	29,632
	Weibo Corp. ADR	538,237	20,200
*,1	ESR Cayman Ltd.	7,753,600	16,974
	Autohome Inc. ADR	120,628	9,909
			574,896
	Denmark (1.5%)
	Carlsberg A/S Class B	352,176	44,428
*	Genmab A/S	131,503	31,611
	Pandora A/S	805,516	28,643
	Vestas Wind Systems A/S	318,602	27,360
			132,042
	Finland (1.6%)
	Nokia Oyj	24,845,174	89,566
*	Sampo Oyj Class A	1,613,149	53,472
			143,038
	France (11.0%)
^	Sanofi	2,639,624	257,823
	Orange SA	6,635,477	80,615
^,*	Vivendi SA	3,721,705	80,438
	Atos SE	1,061,395	75,905
	Safran SA	787,338	73,200
	Vinci SA	882,164	72,269
	STMicroelectronics NV	2,726,774	70,219
	Engie SA	5,826,198	63,212
	Total SA	1,592,465	56,521
	Air Liquide SA	229,053	29,102
	BNP Paribas SA	920,536	28,920
	Credit Agricole SA	2,444,326	19,661
	Thales SA	233,464	17,680
	Alstom SA	413,311	16,954
	Publicis Groupe SA	472,470	13,947
	Natixis SA	3,560,935	8,407
			964,873
	Germany (8.3%)
	Fresenius Medical Care AG & Co. KGaA	2,136,107	167,409
	SAP SE	1,033,924	123,148
	E.On SE	8,097,730	81,118
	Bayer AG	1,004,421	66,060

4

International Value Fund

		Market
		Value•
	Shares	($000)
Volkswagen AG Preference Shares	474,574	66,028
* Beiersdorf AG	442,667	46,316
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	205,564	45,024
Siemens AG	473,856	43,729
Commerzbank AG	10,692,541	39,423
Knorr-Bremse AG	314,063	29,209
* MTU Aero Engines AG	145,066	19,754
		727,218
Hong Kong (2.3%)
CK Hutchison Holdings Ltd.	17,323,692	128,406
Swire Pacific Ltd. Class A	7,221,350	46,962
CK Asset Holdings Ltd.	3,466,500	21,904
		197,272
India (0.4%)
ICICI Bank Ltd. ADR	3,601,500	35,151

Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,281,668	27,799
Bank Mandiri Persero Tbk PT	40,311,600	11,983
		39,782
Ireland (0.5%)
* Ryanair Holdings plc ADR	636,874	40,422

Italy (1.7%)
Enel SPA	8,578,763	58,597
Eni SPA	5,778,704	55,050
* CNH Industrial NV	4,810,689	30,092
* Telecom Italia SPA	14,218,829	5,647
		149,386
Japan (16.3%)
Panasonic Corp.	17,640,600	134,474
Hitachi Ltd.	4,441,600	131,824
Sony Corp.	2,019,300	129,950
Sumitomo Mitsui Financial Group Inc.	3,730,400	98,099
Murata Manufacturing Co. Ltd.	1,521,353	85,724
Nintendo Co. Ltd.	200,800	82,915
Astellas Pharma Inc.	4,871,400	80,569
East Japan Railway Co.	998,900	72,940
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	61,692
Japan Tobacco Inc.	3,172,800	59,087
Mitsubishi Electric Corp.	4,616,600	56,806
Kao Corp.	700,200	53,997
Daiwa House Industry Co. Ltd.	1,812,000	45,917
Sumitomo Electric Industries Ltd.	4,439,000	45,670
Shin-Etsu Chemical Co. Ltd.	398,700	43,977
Makita Corp.	1,348,300	43,904
Shimano Inc.	207,200	30,532
Rohm Co. Ltd.	466,800	29,513
Suzuki Motor Corp.	862,200	27,517
Ryohin Keikaku Co. Ltd.	2,096,200	24,948
Ulvac Inc.	903,909	24,914
Teijin Ltd.	1,227,300	19,573
ITOCHU Corp.	894,800	17,543
Daiwa Securities Group Inc.	3,414,000	14,197
Sumitomo Chemical Co. Ltd.	2,747,800	8,428
		1,424,710
Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	9,330,000	25,515

Netherlands (2.4%)
ING Groep NV	10,710,423	60,009
NXP Semiconductors NV	488,675	48,657
Koninklijke DSM NV	383,184	46,964
Wolters Kluwer NV	583,877	43,004
* Prosus NV	174,545	13,197
		211,831
Norway (0.9%)
Telenor ASA	3,007,717	46,136
Equinor ASA	2,193,316	30,370
		76,506
Singapore (1.9%)
DBS Group Holdings Ltd.	6,191,300	87,168
Singapore Telecommunications Ltd.	35,267,900	70,473
United Overseas Bank Ltd.	778,200	11,120
		168,761
South Africa (0.7%)
Naspers Ltd.	196,678	30,613
Sanlam Ltd.	5,808,930	18,571
Mr Price Group Ltd.	1,607,130	11,450
		60,634

5

International Value Fund

			Market
			Value•
		Shares	($000)
South Korea (6.0%)
	Samsung Electronics Co. Ltd.	4,800,171	197,371
	Samsung SDI Co. Ltd.	437,785	103,421
	SK Hynix Inc.	889,006	61,179
	Posco	316,359	47,804
	LG Household & Health Care Ltd.	29,049	32,941
	LG Chem Ltd.	87,451	27,172
	Hana Financial Group Inc.	984,207	22,468
	KB Financial Group Inc.	605,341	17,320
	Shinhan Financial Group Co. Ltd.	561,096	14,225
			523,901
Spain (1.2%)
	Telefonica SA	12,404,645	56,720
	Banco Bilbao Vizcaya Argentaria SA	13,786,991	45,067
			101,787
Sweden (1.3%)
^,*	Assa Abloy AB Class B	1,662,834	29,768
*	Nordea Bank Abp (XSTO)	4,567,449	29,295
*	Hexagon AB Class B	552,136	27,094
*	Nordea Bank Abp (XHEL)	3,861,674	24,708
			110,865
Switzerland (8.8%)
	Novartis AG	2,879,470	245,729
	Roche Holding AG	509,498	176,438
	Adecco Group AG	1,793,363	78,479
	ABB Ltd.	3,521,425	66,845
	LafargeHolcim Ltd.	1,492,952	62,007
	Credit Suisse Group AG	6,226,274	56,850
*	Lonza Group AG	121,210	52,928
*	Flughafen Zurich AG	141,392	17,485
*	Alcon Inc.	272,944	14,405
			771,166
Taiwan (0.2%)
	Silicon Motion Technology Corp. ADR	371,881	16,340
	Taiwan Semiconductor Manufacturing Co. Ltd.	304	3
			16,343
Thailand (0.6%)
	Bangkok Bank PCL	13,166,800	41,859
	Kasikornbank PCL (Foreign)	4,697,000	12,342
			54,201
United Kingdom (11.3%)
	Tesco plc	59,868,094	177,080
	AstraZeneca plc	1,300,558	136,029
	Vodafone Group plc	72,072,314	101,671
	RELX plc	3,527,054	79,577
	Prudential plc	5,169,543	72,930
	Kingfisher plc	35,971,380	71,360
	BP plc	14,362,003	56,593
	Unilever plc	959,807	49,423
	Antofagasta plc	4,400,033	45,056
	Compass Group plc	2,422,051	40,757
	Standard Life Aberdeen plc	13,192,695	36,540
	Ferguson plc	466,048	33,604
	Direct Line Insurance Group plc	5,486,918	18,694
	Lloyds Banking Group plc	45,933,373	18,585
	BAE Systems plc	2,888,874	18,427
	Royal Dutch Shell plc Class A	883,214	14,763
	ITV plc	14,022,431	13,464
			984,553
United States (4.4%)
*	Capri Holdings Ltd.	4,861,508	74,138
	TechnipFMC plc	3,597,926	32,058
	Aon plc	403,905	69,742
	RenaissanceRe Holdings Ltd.	298,899	43,642
	Medtronic plc	753,175	73,532
	Accenture plc Class A	364,240	67,454
^	Linde plc	149,433	27,556
			388,122
Total Common Stocks (Cost $9,082,862)			8,156,133

6

International Value Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (8.5%)
Money Market Fund (8.4%)
[2,3] Vanguard Market Liquidity Fund, 0.522%	7,299,949	729,995

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4] United States Cash Management Bill, 0.116%, 9/29/20	1,250	1,249
[4] United States Treasury Bill, 0.087%, 9/24/20	3,300	3,298
[4] United States Treasury Bill, 1.551%, 5/21/20	6,200	6,200
		10,747
Total Temporary Cash Investments (Cost $740,544)		740,742
Total Investments (101.8%) (Cost $9,823,406)		8,896,875
Other Assets and Liabilities— Net (-1.8%)[3,4,5]		(157,399)
Net Assets (100%)		8,739,476

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $326,502,000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $16,974,000, representing 0.2% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $363,002,000 was received for securities on loan.
4	Securities with a value of $10,749,000 and cash of $4,477,000 have been segregated as initial margin for open futures contracts.
5	Cash of $6,677,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

7

International Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
				Number of			Unrealized
				Long (Short)		Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index			June 2020		1,365	43,185	3,715
Topix Index			June 2020		269	36,447	5,284
S&P ASX 200 Index			June 2020		262	23,647	2,194
FTSE 100 Index			June 2020		300	22,237	2,679
							13,872

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	JPY	6,589,126	USD	59,793	1,670	—
Royal Bank of Canada	7/2/20	EUR	27,467	USD	30,885	—	(745)
Royal Bank of Canada	7/2/20	EUR	25,259	USD	27,383	334	—
Royal Bank of Canada	7/2/20	AUD	42,956	USD	26,069	1,931	—
JPMorgan Chase Bank, N.A.	7/2/20	EUR	21,942	USD	24,154	—	(76)
Royal Bank of Canada	7/2/20	JPY	2,469,510	USD	23,503	—	(468)
Royal Bank of Canada	7/2/20	GBP	16,965	USD	20,400	972	—
Morgan Stanley Capital Services LLC	7/2/20	EUR	18,046	USD	19,547	255	—
Morgan Stanley Capital Services LLC	7/2/20	JPY	1,947,240	USD	18,115	48	—
Goldman Sachs International	6/10/20	EUR	15,512	USD	17,438	—	(425)
Goldman Sachs International	6/10/20	JPY	1,797,270	USD	17,137	—	(379)
Goldman Sachs International	7/2/20	JPY	1,733,550	USD	17,012	—	(842)
Bank of America, N.A.	7/2/20	JPY	1,797,270	USD	16,802	—	(37)
Deutsche Bank AG	6/10/20	AUD	25,716	USD	16,202	557	—
Goldman Sachs International	7/2/20	AUD	25,716	USD	15,331	1,429	—
Toronto-Dominion Bank	7/2/20	AUD	22,593	USD	13,413	1,312	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	11,041	USD	12,940	970	—
Morgan Stanley Capital Services LLC	6/10/20	GBP	9,903	USD	12,493	—	(19)
JPMorgan Chase Bank, N.A.	7/2/20	GBP	9,903	USD	11,960	516	—
HSBC Bank USA, N.A.	7/2/20	EUR	6,324	USD	6,997	—	(58)
Goldman Sachs International	7/2/20	GBP	4,840	USD	5,601	496	—
JPMorgan Chase Bank, N.A.	7/2/20	AUD	7,466	USD	4,312	555	—

8

International Value Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
Settlement		Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	7/2/20	USD	57,914	EUR	53,879	—	(1,208)
Royal Bank of Canada	7/2/20	USD	43,814	JPY	4,746,575	—	(459)
Toronto-Dominion Bank	7/2/20	USD	34,337	JPY	3,784,095	—	(960)
Deutsche Bank AG	7/2/20	USD	29,930	JPY	3,206,320	23	—
Toronto-Dominion Bank	7/2/20	USD	27,393	EUR	25,523	—	(615)
Royal Bank of Canada	7/2/20	USD	23,583	GBP	19,213	—	(622)
Credit Suisse International	7/2/20	USD	21,126	AUD	36,442	—	(2,625)
Goldman Sachs International	7/2/20	USD	17,132	JPY	1,797,270	368	—
JPMorgan Chase Bank, N.A.	6/10/20	USD	17,083	EUR	15,512	70	—
Bank of America, N.A.	6/10/20	USD	16,788	JPY	1,797,270	30	—
Goldman Sachs International	6/10/20	USD	15,332	AUD	25,716	—	(1,428)
Toronto-Dominion Bank	7/2/20	USD	13,364	GBP	11,552	—	(1,189)
Toronto-Dominion Bank	7/2/20	USD	12,546	AUD	21,833	—	(1,684)
JPMorgan Chase Bank, N.A.	6/10/20	USD	11,957	GBP	9,903	—	(517)
Royal Bank of Canada	7/2/20	USD	10,908	AUD	17,250	—	(335)
JPMorgan Chase Bank, N.A.	7/2/20	USD	10,170	EUR	9,346	—	(86)
Citibank, N.A.	7/2/20	USD	7,548	JPY	834,925	—	(240)
Credit Suisse International	7/2/20	USD	5,635	GBP	4,507	—	(42)
UBS AG	7/2/20	USD	4,747	AUD	7,539	—	(167)
						11,536	(15,226)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $944,000 and cash of $2,170,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

9

International Value Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,093,604)	8,166,880
Affiliated Issuers (Cost $729,802)	729,995
Total Investments in Securities	8,896,875
Cash Collateral Pledged—Futures Contracts	4,477
Cash Collateral Pledged—Forwards Currency Contracts	6,677
Foreign Currency, at Value (Cost $168,460)	169,287
Investment in Vanguard	417
Receivables for Accrued Income	53,500
Receivables for Capital Shares Issued	4,395
Variation Margin Receivable—Futures Contracts	2,852
Unrealized Appreciation—Forward Currency Contracts	11,536
Total Assets	9,150,016
Liabilities
Payables for Investment Securities Purchased	5,628
Collateral for Securities on Loan	363,002
Payable to Investment Advisor	3,380
Payables for Capital Shares Redeemed	16,008
Payables to Vanguard	5,110
Variation Margin Payable—Futures Contracts	2,147
Unrealized Depreciation—Forward Currency Contracts	15,226
Other Liabilities	39
Total Liabilities	410,540
Net Assets	8,739,476

At April 30, 2020, net assets consisted of:

Paid-in Capital	10,043,036
Total Distributable Earnings (Loss)	(1,303,560)
Net Assets	8,739,476

Net Assets
Applicable to 294,335,704 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,739,476
Net Asset Value Per Share	$29.69

See accompanying Notes, which are an integral part of the Financial Statements.

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International Value Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	109,509
Dividends—Affiliated Issuers	133
Interest—Unaffiliated Issuers	159
Interest—Affiliated Issuers	4,053
Securities Lending—Net	744
Total Income	114,598
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,079
Performance Adjustment	(651)
The Vanguard Group—Note C
Management and Administrative	9,437
Marketing and Distribution	562
Custodian Fees	226
Shareholders’ Reports	62
Trustees’ Fees and Expenses	8
Total Expenses	17,723
Net Investment Income	96,875
Realized Net Gain (Loss)
Investment Securities—Unaffiliated Issuers	(247,669)
Investment Securities—Affiliated Issuers	4,010
Futures Contracts	(49,096)
Forward Currency Contracts	(6,146)
Foreign Currencies	(2,314)
Realized Net Gain (Loss)	(301,215)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,457,606)
Investment Securities—Affiliated Issuers	(6,191)
Futures Contracts	11,062
Forward Currency Contracts	(5,150)
Foreign Currencies	661
Change in Unrealized Appreciation (Depreciation)	(1,457,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,661,564)

1	Dividends are net of foreign withholding taxes of $13,245,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

International Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,875	308,413
Realized Net Gain (Loss)	(301,215)	(142,714)
Change in Unrealized Appreciation (Depreciation)	(1,457,224)	640,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,661,564)	805,699
Distributions[1]
Total Distributions	(308,988)	(527,741)
Capital Share Transactions
Issued	1,294,283	1,467,177
Issued in Lieu of Cash Distributions	283,820	490,069
Redeemed	(1,228,396)	(1,399,172)
Net Increase (Decrease) from Capital Share Transactions	349,707	558,074
Total Increase (Decrease)	(1,620,845)	836,032
Net Assets
Beginning of Period	10,360,321	9,524,289
End of Period	8,739,476	10,360,321

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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International Value Fund

Financial Highlights

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$36.63	$35.86	$39.26	$32.30	$33.22	$36.87
Investment Operations
Net Investment Income	.337[1]	1.104[1]	.950[1]	.781[1]	.721	.669
Net Realized and Unrealized Gain (Loss)
on Investments	(6.166)	1.669	(3.607)	6.905	(.979)	(3.373)
Total from Investment Operations	(5.829)	2.773	(2.657)	7.686	(.258)	(2.704)
Distributions
Dividends from Net Investment Income	(1.111)	(.943)	(.743)	(.726)	(.662)	(.946)
Distributions from Realized Capital Gains	—	(1.060)	—	—	—	—
Total Distributions	(1.111)	(2.003)	(.743)	(.726)	(.662)	(.946)
Net Asset Value, End of Period	$29.69	$36.63	$35.86	$39.26	$32.30	$33.22

Total Return[2]	-16.54%	8.48%	-6.95%	24.33%	-0.67%	-7.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,739	$10,360	$9,524	$9,964	$7,873	$7,932
Ratio of Total Expenses to
Average Net Assets[3]	0.36%	0.37%	0.38%	0.40%	0.43%	0.46%
Ratio of Net Investment Income to
Average Net Assets	1.98%	3.15%	2.41%	2.21%	2.29%	1.95%
Portfolio Turnover Rate	21%	38%	28%	34%	30%	36%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), 0.00%, 0.03%, and 0.04%.

See accompanying Notes, which are an integral part of the Financial Statements.

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International Value Fund

Notes to Financial Statements

Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Future Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to

14

International Value Fund

secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.

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International Value Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

16

International Value Fund

Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B. The investment advisory firms Lazard Asset Management LLC, Edinburgh Partners Limited, and ARGA Investment Management, LP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC and ARGA Investment Management, LP, is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding five years. The basic fee of Edinburgh Partners Limited is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a decrease of $651,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s

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International Value Fund

liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $417,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	825,627	7,330,506	—	8,156,133
Temporary Cash Investments	729,995	10,747	—	740,742
Total	1,555,622	7,341,253	—	8,896,875
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,852	—	—	2,852
Forward Currency Contracts	—	11,536	—	11,536
Total	2,852	11,536	—	14,388
Liabilities
Futures Contracts[1]	2,147	—	—	2,147
Forward Currency Contracts	—	15,226	—	15,226
Total	2,147	15,226	—	17,373

1 Represents variation margin on the last day of the reporting period.

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International Value Fund

E. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	2,852	—	2,852
Unrealized Appreciation—Forward Currency Contracts	—	11,536	11,536
Total Assets	2,852	11,536	14,388

Variation Margin Payable—Futures Contracts	2,147	—	2,147
Unrealized Depreciation—Forward Currency Contracts	—	15,226	15,226
Total Liabilities	2,147	15,226	17,373

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(49,096)	—	(49,096)
Forward Currency Contracts	—	(6,146)	(6,146)
Realized Net Gain (Loss) on Derivatives	(49,096)	(6,146)	(55,242)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	11,062	—	11,062
Forward Currency Contracts	—	(5,150)	(5,150)
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,062	(5,150)	5,912

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,828,297
Gross Unrealized Appreciation	799,514
Gross Unrealized Depreciation	(1,720,754)
Net Unrealized Appreciation (Depreciation)	(921,240)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $135,407,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

19

International Value Fund

losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2020, the fund purchased $2,136,756,000 of investment securities and sold $1,970,803,000 of investment securities, other than temporary cash investments.

H.	Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	41,836	42,273
Issued in Lieu of Cash Distributions	7,593	15,158
Redeemed	(37,965)	(40,172)
Net Increase (Decrease) in Shares Outstanding	11,464	17,259

I. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				Apr. 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss) App. (Dep.)		Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All
World ex-US ETF	37,084	—	35,096	4,361	(6,349)	133	—	—
Vanguard Market
Liquidity Fund	588,088	NA1	NA1	(351)	158	4,053	—	729,995
Total	625,172			4,010	(6,191)	4,186	—	729,995

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

20

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Edinburgh Partners Limited (Edinburgh Partners); and Lazard Asset Management LLC (Lazard). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

ARGA. ARGA is an independent investment management firm focused on global equities. ARGA invests in businesses that it believes are undervalued based on long-term earnings power and dividend-paying capability. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in “good businesses at great prices.” Its deep value-oriented process is driven by bottom-up fundamental research by a team of sector analysts and uses a dividend discount model to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.

Edinburgh Partners. Founded in 2003, Edinburgh Partners is a wholly owned subsidiary of Franklin Templeton Investments specializing in global investment management. Edinburgh Partners employs a concentrated, low-turnover, value-oriented investment approach that results in a portfolio of companies with good long-term growth prospects and below-market price/earnings ratios. In-depth fundamental research on companies and industries is central to Edinburgh Partners’ investment process. The team conducts scenario analysis to determine the full range of potential outcomes and focuses on long-term, five-year earnings rather than shorter-term results. Edinburgh Partners has managed a portion of the fund since 2008.

21

Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs a bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. The investment process incorporates three types of investment research: financial screening, fundamental analysis, and accounting validation. An experienced team of global sector analysts performs deep fundamental analysis of individual companies and provides analytical support to the portfolio management team. Lazard has managed a portion of the fund since 2006.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.

The board did not consider the profitability of ARGA, Edinburgh Partners, or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules for ARGA, Edinburgh Partners, and Lazard. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

22

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q462 062020

Semiannual Report | April 30, 2020 Vanguard Diversified Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	12

Liquidity Risk Management	14

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Diversified Equity Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$973.45	$1.72
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.12	1.76

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Diversified Equity Fund invests. The Diversified Equity Fund’s annualized expense figure for the period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Diversified Equity Fund

Underlying Vanguard Funds

As of April 30, 2020

Vanguard U.S. Growth Fund Investor Shares	30.1%
Vanguard Growth and Income Fund Investor Shares	19.8
Vanguard Windsor™ Fund Investor Shares	14.9
Vanguard Windsor II Fund Investor Shares	14.9
Vanguard Explorer™ Fund Investor Shares	10.3
Vanguard Mid-Cap Growth Fund	5.1
Vanguard Capital Value Fund	4.9

The table reflects the fund's investments, except for short-term investments.

3

Diversified Equity Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	11,289,842	500,366
Vanguard Growth and Income Fund Investor Shares	7,010,286	328,081
Vanguard Windsor Fund Investor Shares	14,373,678	247,084
Vanguard Windsor II Fund Investor Shares	7,960,633	246,302
Vanguard Explorer Fund Investor Shares	1,903,293	170,021
Vanguard Mid-Cap Growth Fund	3,472,028	83,745
Vanguard Capital Value Fund	6,636,187	80,630
Total Investment Companies (100%) (Cost $1,207,657)		1,656,229
Other Assets and Liabilities—Net (0.0%)		412
Net Assets (100%)		1,656,641

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

4

Diversified Equity Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,207,657)	1,656,229
Receivables for Investment Securities Sold	297
Receivables for Capital Shares Issued	1,391
Total Assets	1,657,917
Liabilities
Due to Custodian	458
Payables for Capital Shares Redeemed	818
Total Liabilities	1,276
Net Assets	1,656,641

At April 30, 2020, net assets consisted of:

Paid-in Capital	1,124,016
Total Distributable Earnings (Loss)	532,625
Net Assets	1,656,641

Net Assets
Applicable to 48,060,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,656,641
Net Asset Value Per Share	$34.47

See accompanying Notes, which are an integral part of the Financial Statements.

5

Diversified Equity Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	13,296
Net Investment Income—Note B	13,296
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	89,171
Affiliated Funds Sold	(2,593)
Realized Net Gain (Loss)	86,578
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(149,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,843)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Diversified Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,296	22,061
Realized Net Gain (Loss)	86,578	137,214
Change in Unrealized Appreciation (Depreciation)	(149,717)	48,896
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,843)	208,171
Distributions[1]
Total Distributions	(128,412)	(96,045)
Capital Share Transactions
Issued	144,104	175,169
Issued in Lieu of Cash Distributions	121,112	90,958
Redeemed	(218,839)	(298,471)
Net Increase (Decrease) from Capital Share Transactions	46,377	(32,344)
Total Increase (Decrease)	(131,878)	79,782
Net Assets
Beginning of Period	1,788,519	1,708,737
End of Period	1,656,641	1,788,519

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Diversified Equity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.95	$35.88	$35.57	$30.76	$33.15	$33.18
Investment Operations
Net Investment Income	0.275 [1]	.455 [1]	.395 [1]	.428 [1]	.397	.394
Capital Gain Distributions Received	1.842 [1]	3.087 [1]	1.686 [1]	1.064 [1]	.860	2.606
Net Realized and Unrealized Gain (Loss)
on Investments	(2.862)	.575	.206	5.627	(.836)	(1.453)
Total from Investment Operations	(0.745)	4.117	2.287	7.119	.421	1.547
Distributions
Dividends from Net Investment Income	(.369)	(.383)	(.358)	(.414)	(.362)	(.342)
Distributions from Realized Capital Gains	(2.366)	(1.664)	(1.619)	(1.895)	(2.449)	(1.235)
Total Distributions	(2.735)	(2.047)	(1.977)	(2.309)	(2.811)	(1.577)
Net Asset Value, End of Period	$34.47	$37.95	$35.88	$35.57	$30.76	$33.15

Total Return[2]	-2.66%	12.82%	6.55%	24.47%	1.39%	4.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,657	$1,789	$1,709	$1,439	$1,276	$1,456
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.36%	0.36%	0.36%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.27%	1.07%	1.31%	1.26%	1.16%
Portfolio Turnover Rate	7%	9%	8%	5%	9%	10%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Diversified Equity Fund

Notes to Financial Statements

Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. stock funds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

9

Diversified Equity Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At April 30, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,207,657
Gross Unrealized Appreciation	493,430
Gross Unrealized Depreciation	(44,858)
Net Unrealized Appreciation (Depreciation)	448,572

10

Diversified Equity Fund

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	4,121	4,941
Issued in Lieu of Cash Distributions	3,175	2,961
Redeemed	(6,363)	(8,400)
Net Increase (Decrease) in Shares Outstanding	933	(498)

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7	NA1	NA1	—	—	1	—	—
Vanguard Capital Value Fund	90,708	3,292	2,919	61	(10,512)	1,866	—	80,630
Vanguard Explorer Fund	178,827	15,710	3,850	(197)	(20,469)	512	8,496	170,021
Vanguard Growth and Income Fund	357,518	14,222	14,585	(3,275)	(25,799)	3,463	9,248	328,081
Vanguard Mid-Cap Growth Fund	87,741	10,822	2,008	(132)	(12,678)	209	8,548	83,745
Vanguard U.S. Growth Fund	533,865	24,268	87,168	1,225	28,176	1,519	20,350	500,366
Vanguard Windsor Fund	269,382	46,890	9,286	(153)	(59,749)	2,924	21,813	247,084
Vanguard Windsor II Fund	270,329	29,776	4,995	(122)	(48,686)	2,802	20,716	246,302
Total	1,788,377	144,980	124,811	(2,593)	(149,717)	13,296	89,171	1,656,229

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

11

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

12

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

13

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Diversified Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

14

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6082 062020

Semiannual Report | April 30, 2020 Vanguard Emerging Markets Select Stock Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	21

Liquidity Risk Management	23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Select Stock Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$841.87	$3.98
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.54	4.37

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.87%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Emerging Markets Select Stock Fund

Fund Allocation

As of April 30, 2020

Communication Services	9.3%
Consumer Discretionary	15.3
Consumer Staples	4.2
Energy	8.1
Financials	23.9
Health Care	3.3
Industrials	2.3
Information Technology	18.7
Materials	8.8
Real Estate	1.8
Utilities	4.3

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Emerging Markets Select Stock Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.2%)
Argentina (0.0%)
	Ypf SA ADR	52,567	202

Austria (0.1%)
*	Omv AG ADR	9,804	329

Brazil (4.9%)
	Vale SA Class B ADR	477,615	3,940
	Petroleo Brasileiro SA ADR	527,073	3,642
	Itau Unibanco Holding SA ADR	649,717	2,735
	Banco Bradesco SA ADR	759,795	2,675
	Cia Energetica de Minas Gerais Preference Shares	1,358,600	2,378
*	Light SA	887,014	1,853
	B3 SA - Brasil Bolsa Balcao	258,300	1,825
	Petroleo Brasileiro SA ADR Preference Shares	212,518	1,418
	Itau Unibanco Holding SA Preference Shares	259,072	1,085
	Cogna Educacao	932,373	950
	Cia de Saneamento do Parana	154,041	728
	Magazine Luiza SA	74,490	681
	Petrobras Distribuidora SA	150,598	541
	Localiza Rent a Car SA	81,264	511
	Lojas Renner SA	70,307	496
	BR Properties SA	301,929	485
	Braskem SA Preference Shares	112,900	439
	Raia Drogasil SA	21,729	419
	Notre Dame Intermedica Participacoes SA	33,013	333
	Banco Bradesco SA Preference Shares	88,264	311
	Gerdau SA Preference Shares	141,000	304
	Petroleo Brasileiro SA	8,417	29
			27,778
Canada (0.4%)
	Lundin Mining Corp.	279,300	1,369
	First Quantum Minerals Ltd.	132,800	811
*	Valeura Energy Inc.	264,800	72
			2,252
Chile (0.1%)
^	Sociedad Quimica y Minera de Chile SA ADR	28,710	655

China (32.1%)
	Tencent Holdings Ltd.	582,619	30,628
*	Alibaba Group Holding Ltd. ADR	108,039	21,896
	Ping An Insurance Group Co. of China Ltd.	1,329,977	13,534
*	Alibaba Group Holding Ltd.	371,692	9,433
	China Merchants Bank Co. Ltd. Class H	1,627,199	7,700
	China Construction Bank Corp. Class H	9,280,179	7,449
*	Baidu Inc. ADR	49,945	5,041
	China Resources Power Holdings Co. Ltd.	3,894,000	4,612
	Shimao Property Holdings Ltd.	1,007,385	4,095
	CNOOC Ltd.	3,546,881	3,922
	Dongfeng Motor Group Co. Ltd. Class H	5,418,460	3,594
	Ping An Bank Co. Ltd. Class A (XSHE)	1,756,791	3,428
	Geely Automobile Holdings Ltd.	1,988,849	3,094

4

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	China Longyuan Power Group Corp. Ltd. Class H	5,768,563	2,883
	Anhui Conch Cement Co. Ltd. Class H	330,000	2,602
*	Meituan Dianping Class B	191,700	2,567
	China Mobile Ltd.	289,500	2,327
	Industrial & Commercial Bank of China Ltd. Class H	3,424,309	2,296
*,1	Pharmaron Beijing Co. Ltd. Class H	274,789	2,162
*,1	China Tower Corp. Ltd. Class H	8,881,468	1,977
1	WuXi AppTec Co. Ltd. Class H	135,522	1,911
*	Zai Lab Ltd. ADR	27,961	1,754
	Ping An Bank Co. Ltd. Class A (XSEC)	859,583	1,677
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	115,591	1,602
	China Overseas Land & Investment Ltd.	406,380	1,501
*	Tencent Music Entertainment Group ADR	130,576	1,490
*	TAL Education Group ADR	27,058	1,466
*	Grand Baoxin Auto Group Ltd.	12,319,500	1,465
	China Railway Group Ltd. Class H	2,205,000	1,318
	Midea Group Co. Ltd. Class A	173,185	1,298
	China International Travel Service Corp. Ltd. Class A (XSSC)	95,696	1,227
	China Shenhua Energy Co. Ltd. Class H	682,269	1,209
	Huadian Power International Corp. Ltd. Class H	3,418,000	1,189
	China Petroleum & Chemical Corp. Class H	2,373,407	1,183
	Brilliance China Automotive Holdings Ltd.	1,264,000	1,170
	Hangzhou Tigermed Consulting Co. Ltd. Class A (XSEC)	108,750	1,166
	China Vanke Co. Ltd. Class H	331,900	1,115
	CNOOC Ltd. ADR	9,698	1,090
*	Trip.com Group Ltd. ADR	41,708	1,074
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	229,500	1,030
	China Dongxiang Group Co. Ltd.	12,254,000	1,021
*	JD.com Inc. ADR	23,314	1,005
	Shenzhou International Group Holdings Ltd.	85,000	981
	Haier Electronics Group Co. Ltd.	352,000	969
	China Life Insurance Co. Ltd. Class H	433,709	925
	China Gas Holdings Ltd.	252,081	917
	China Pacific Insurance Group Co. Ltd. Class H	274,300	908
	ENN Energy Holdings Ltd.	78,665	887
*	BeiGene Ltd. ADR	5,740	877
*	Suofeiya Home Collection Co. Ltd. Class A (XSEC)	328,596	866
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	60,400	786
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	54,100	699
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,500,953	679
	Li Ning Co. Ltd.	214,000	676
	Kingboard Holdings Ltd.	263,117	642
	Kingdee International Software Group Co. Ltd.	448,000	641
*,§,1	Tianhe Chemicals Group Ltd.	4,142,000	625
	Sunny Optical Technology Group Co. Ltd.	41,545	579
	Lomon Billions Group Co. Ltd. Class A	216,000	504
1	Wuxi Biologics Cayman Inc.	22,500	350
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	9,600	344
*	Alibaba Health Information Technology Ltd.	126,000	301
	Yifeng Pharmacy Chain Co. Ltd. Class A	21,000	281
	Sinopharm Group Co. Ltd. Class H	100,707	272
*,1	Innovent Biologics Inc.	52,812	260
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	163,769	249
	SSY Group Ltd.	332,859	234

5

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	China Traditional Chinese Medicine Holdings Co. Ltd.	497,873	219
	China National Accord Medicines Corp. Ltd. Class A	36,600	211
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	42,196	189
	Hangzhou Tigermed Consulting Co. Ltd. Class A (XSHE)	17,299	185
1	Longfor Group Holdings Ltd.	34,500	175
*	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	60,494	159
	China International Travel Service Corp. Ltd. Class A (XSHG)	5,300	68
	China Oilfield Services Ltd. Class H	59,693	46
			180,905
Cyprus (0.1%)
	TCS Group Holding plc GDR	42,856	595

Czech Republic (0.7%)
	Cez As	161,149	2,996
*	Komercni banka as	34,735	736
			3,732
Greece (0.4%)
	Hellenic Telecommunications Organization SA	104,760	1,384
*	Alpha Bank AE	1,236,627	903
			2,287
Hong Kong (4.3%)
	AIA Group Ltd.	613,182	5,628
	Lenovo Group Ltd.	8,076,000	4,363
	Galaxy Entertainment Group Ltd.	458,000	2,946
*	Pacific Basin Shipping Ltd.	17,752,975	2,175
	Want Want China Holdings Ltd.	2,229,000	1,589
*,1	Budweiser Brewing Co. APAC Ltd.	559,141	1,519
	Man Wah Holdings Ltd.	2,448,800	1,406
	China Mengniu Dairy Co. Ltd.	346,384	1,227
*,1	ESR Cayman Ltd.	313,931	687
	Minth Group Ltd.	232,000	558
	AMVIG Holdings Ltd.	2,113,228	404
	Kerry Properties Ltd.	136,661	377
	MGM China Holdings Ltd.	302,128	373
*	MMG Ltd.	2,058,500	356
	Singamas Container Holdings Ltd.	4,605,518	252
	Precision Tsugami China Corp. Ltd.	212,000	171
			24,031
Hungary (0.6%)
	OTP Bank Nyrt	109,807	3,252

India (8.4%)
	Reliance Industries Ltd.	598,635	11,639
	Aurobindo Pharma Ltd.	554,149	4,532
	Housing Development Finance Corp. Ltd.	155,371	3,930
	ICICI Bank Ltd. ADR	289,100	2,822
	NTPC Ltd.	2,230,609	2,794
	ICICI Bank Ltd.	539,092	2,705
*	State Bank of India	851,393	2,131
	UltraTech Cement Ltd.	40,911	1,904
	Tata Consultancy Services Ltd.	56,599	1,498
1	ICICI Prudential Life Insurance Co. Ltd.	264,796	1,444
*	Punjab National Bank	3,077,785	1,312
	Tech Mahindra Ltd.	153,643	1,105
*,1	HDFC Life Insurance Co. Ltd.	137,824	913
	Maruti Suzuki India Ltd.	12,588	894
1	ICICI Lombard General Insurance Co. Ltd.	49,175	841
	Indraprastha Gas Ltd.	118,976	754
	Glenmark Pharmaceuticals Ltd.	148,233	655
	Eicher Motors Ltd.	3,273	636
	Power Grid Corp. of India Ltd.	282,214	605
	Asian Paints Ltd.	25,161	587
	Mahindra & Mahindra Ltd.	120,589	582
	Crompton Greaves Consumer Electricals Ltd.	179,955	529
	Dabur India Ltd.	68,989	446
	PVR Ltd.	31,279	419
1	Reliance Industries Ltd. GDR	10,439	396
	Tube Investments of India Ltd.	64,905	319
	Apollo Hospitals Enterprise Ltd.	16,595	305
	Edelweiss Financial Services Ltd.	472,933	245
*	Westlife Development Ltd.	57,898	238
	TAKE Solutions Ltd.	125,030	96
			47,276

6

Emerging Markets Select Stock Fund

Market
Value•
Shares	($000)
Indonesia (1.9%)
Bank Mandiri Persero Tbk PT	11,996,705	3,566
Bank Rakyat Indonesia Persero Tbk PT	18,859,100	3,430
Semen Indonesia Persero Tbk PT	3,592,500	1,907
Bank Central Asia Tbk PT	620,915	1,076
Unilever Indonesia Tbk PT	888,802	493
10,472
Japan (0.4%)
Nexon Co. Ltd.	85,434	1,379
Murata Manufacturing Co. Ltd.	16,200	913
2,292
Kazakhstan (0.1%)
JSC National Atomic Company Kazatomprom GDR	40,339	606

Kenya (0.1%)
*	Equity Group Holdings PLC	1,980,269	695

Luxembourg (0.2%)
Millicom International Cellular SA	32,881	854
Tenaris SA ADR	5,750	79
933
Malaysia (0.5%)
Genting Malaysia Bhd.	2,940,200	1,616
CIMB Group Holdings Bhd.	1,751,804	1,401
3,017
Mexico (1.3%)
Cemex SAB de CV ADR	866,115	1,836
Grupo Financiero Banorte SAB de CV	623,414	1,705
America Movil SAB de CV	1,611,595	976
Wal-Mart de Mexico SAB de CV	349,000	839
Alpek SAB de CV	1,700,641	809
Orbia Advance Corp. SAB de CV	685,205	809
Grupo Mexico SAB de CV Class B	153,045	326
7,300
Netherlands (0.1%)
ASML Holding NV	1,801	526

Pakistan (0.1%)
United Bank Ltd.	1,006,248	670

Philippines (0.3%)
Universal Robina Corp.	394,490	976
Ayala Land Inc.	1,106,032	691
1,667
Poland (0.1%)
*	KGHM Polska Miedz SA	26,451	498

Portugal (0.2%)
Galp Energia SGPS SA	96,527	1,114

Russia (6.1%)
Lukoil PJSC ADR (XLON)	134,797	8,794
Sberbank of Russia PJSC ADR	759,613	7,983
MMC Norilsk Nickel PJSC ADR	244,528	6,783
Rosneft Oil Co. PJSC GDR	1,043,853	4,680
Sberbank of Russia PJSC Ordinary Shares	500,735	1,319
Sberbank of Russia PJSC ADR	85,492	908
Mobile TeleSystems PJSC ADR	103,106	884
Magnit PJSC	73,686	813
Inter RAO UES PJSC 10,675,670	715
MMC Norilsk Nickel PJSC	1,690	459
Lukoil PJSC ADR	6,989	451
Gazprom Neft PJSC ADR	15,227	340
34,129
Saudi Arabia (0.3%)
1	Saudi Arabian Oil Co.	189,072	1,589

Singapore (0.7%)
Wilmar International Ltd.	1,534,100	3,863
*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
3,863
South Africa (2.8%)
Naspers Ltd.	25,724	4,004
AngloGold Ashanti Ltd. ADR	154,278	3,763
FirstRand Ltd.	965,955	2,108
Reunert Ltd.	607,574	1,312
*	Sasol Ltd.	274,364	1,302
Shoprite Holdings Ltd.	215,053	1,245
Gold Fields Ltd.	106,504	793
MTN Group Ltd.	199,749	525

7

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	Coronation Fund Managers Ltd.	216,933	422
*	Sibanye Stillwater Ltd.	128,657	262
*	PPC Ltd.	1,916,284	128
*	Nampak Ltd.	68,184	6
			15,870
South Korea (6.9%)
	Samsung Electronics Co. Ltd.	192,239	7,904
	SK Hynix Inc.	73,760	5,076
	Posco	31,981	4,832
	DB Insurance Co. Ltd.	106,920	3,905
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,970	2,169
	Samsung Electronics Co. Ltd. Preference Shares	58,508	2,028
	LG Chem Ltd.	6,246	1,941
	Shinhan Financial Group Co. Ltd.	66,550	1,687
	Hana Financial Group Inc.	66,195	1,511
	Hankook Tire & Technology Co. Ltd.	72,368	1,270
	Samsung SDI Co. Ltd.	4,355	1,029
	NAVER Corp.	5,914	959
	KB Financial Group Inc.	32,680	935
	Hyundai Motor Co.	11,505	889
	Orion Corp.	8,469	868
	Doosan Bobcat Inc.	28,570	553
	Samsung Fire & Marine Insurance Co. Ltd.	3,258	511
	Lotte Chemical Corp.	2,530	449
*	Hugel Inc.	783	246
			38,762
Taiwan (12.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,237,161	22,568
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	194,592	10,339
	MediaTek Inc.	609,841	8,421
	Catcher Technology Co. Ltd.	555,000	4,204
	Hon Hai Precision Industry Co. Ltd.	1,587,685	4,080
	Lite-On Technology Corp.	2,430,000	3,776
	Largan Precision Co. Ltd.	17,746	2,419
	ASE Technology Holding Co. Ltd.	1,022,000	2,277
	Compal Electronics Inc.	2,308,000	1,471
	Uni-President Enterprises Corp.	610,442	1,422
	Airtac International Group	62,885	1,205
	Formosa Sumco Technology Corp.	221,780	1,098
	E.Sun Financial Holding Co. Ltd.	1,030,283	936
	Globalwafers Co. Ltd.	71,428	909
	Realtek Semiconductor Corp.	94,963	813
	Far Eastern New Century Corp.	935,435	812
	Accton Technology Corp.	108,269	785
	Formosa Plastics Corp.	263,486	774
	Sino-American Silicon Products Inc.	193,673	572
	Chroma ATE Inc.	121,273	559
	ITEQ Corp.	98,462	475
	Eclat Textile Co. Ltd.	46,000	459
	Giant Manufacturing Co. Ltd.	69,593	410
	King Yuan Electronics Co. Ltd.	315,585	378
			71,162
Thailand (2.1%)
	Siam Commercial Bank PCL	1,734,000	3,622
	Charoen Pokphand Foods PCL (Foreign)	4,174,100	3,458
	Kasikornbank PCL	584,069	1,531
	Bangkok Bank PCL	469,100	1,491
	CP ALL PCL (Foreign)	318,654	696
	Bangkok Bank PCL (Foreign)	215,800	686
*	Precious Shipping PCL	2,030,216	239
	PTT PCL (Foreign)	52,141	57
			11,780
Turkey (0.9%)
	Ford Otomotiv Sanayi AS	265,884	2,399
*	Akbank T.A.S.	2,428,837	2,051
*	Turkiye Garanti Bankasi AS	573,731	685
			5,135
United Arab Emirates (0.4%)
	Abu Dhabi Commercial Bank PJSC	2,104,950	2,530

United Kingdom (1.8%)
	Standard Chartered plc	782,210	3,997
	Antofagasta plc	308,432	3,158
*,^	Premier Oil plc	1,573,682	643
	Coca-Cola HBC AG	24,274	615
	Anglo American plc	31,513	561
*	Ninety One plc	159,069	340
	Ferrexpo plc	180,888	306

8

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
*	Bank of Cyprus Holdings plc	412,119	297
	Hikma Pharmaceuticals plc	7,069	211
			10,128
Vietnam (0.1%)
*,1	Vinhomes JSC	220,720	598

United States (3.1%)
*	Flex Ltd.	460,929	4,499
*	MercadoLibre Inc.	6,355	3,708
	Cognizant Technology Solutions Corp. Class A	37,641	2,184
*	Afya Ltd. Class A	87,254	1,897
	Credicorp Ltd.	11,954	1,781
2	Vanguard FTSE Emerging Markets ETF	33,933	1,227
*,^	Azul SA ADR	82,033	784
*	Yandex NV Class A	19,108	722
	Copa Holdings SA Class A	13,495	597
	New Frontier Health Corp.	7,900	64
			17,463
Total Common Stocks
(Cost $575,927)			536,093
Temporary Cash Investments (4.7%)
Money Market Fund (4.2%)
3,4	Vanguard Market Liquidity Fund, 0.522%	237,872	23,787

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.5%)
5	United States Cash
	Management Bill
	0.100%–0.103%, 7/14/20	1,120	1,120
	United States Cash
	Management Bill,
	0.210%, 9/15/20	262	262
5	United States Treasury
	Bill, 0.087%, 9/24/20	1,500	1,499
			2,881
Total Temporary Cash Investments
(Cost $26,660)			26,668
Total Investments (99.9%)
(Cost $602,587)			562,761
Other Assets and Liabilities—Net (0.1%)[4]			426
Net Assets (100%)			563,187

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,670,000.

§ Security value determined using significant unobservable inputs.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $15,447,000, representing 2.7% of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Collateral of $2,603,000 was received for securities on loan.

5	Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

9

Emerging Markets Select Stock Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2020	358	16,216	918

See accompanying Notes, which are an integral part of the Financial Statements.

10

Emerging Markets Select Stock Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $577,585)	537,746
Affiliated Issuers (Cost $25,002)	25,015
Total Investments in Securities	562,761
Investment in Vanguard	28
Cash	932
Foreign Currency, at Value (Cost $477)	481
Receivables for Investment Securities Sold	3,170
Receivables for Accrued Income	978
Receivables for Capital Shares Issued	419
Total Assets	568,769
Liabilities
Payables for Investment Securities Purchased	1,158
Collateral for Securities on Loan	2,603
Payables to Investment Advisor	760
Payables for Capital Shares Redeemed	529
Payables to Vanguard	185
Variation Margin Payable—Futures Contracts	347
Total Liabilities	5,582
Net Assets	563,187

At April 30, 2020, net assets consisted of:

Paid-in Capital	631,283
Total Distributable Earnings (Loss)	(68,096)
Net Assets	563,187

Net Assets
Applicable to 31,221,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	563,187
Net Asset Value Per Share	$18.04

See accompanying Notes, which are an integral part of the Financial Statements.

11

Emerging Markets Select Stock Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	5,434
Dividends—Affiliated Issuers	33
Interest—Unaffiliated Issuers	11
Interest—Affiliated Issuers	263
Securities Lending—Net	13
Total Income	5,754
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,750
Performance Adjustment	(11)
The Vanguard Group—Note C
Management and Administrative	1,071
Marketing and Distribution	46
Custodian Fees	63
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	2,929
Expenses Paid Indirectly	(7)
Net Expenses	2,922
Net Investment Income	2,832
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(26,863)
Investment Securities Sold—Affiliated Issuers	(206)
Futures Contracts	(1,289)
Foreign Currencies	(269)
Realized Net Gain (Loss)	(28,627)
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers[2]	(87,940)
Investment Securities Sold—Affiliated Issuers	30
Futures Contracts	318
Foreign Currencies	(38)
Change in Unrealized Appreciation (Depreciation)	(87,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,425)

1	Dividends are net of foreign withholding taxes of $668,000.

2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($130,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Select Stock Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,832	14,825
Realized Net Gain (Loss)	(28,627)	352
Change in Unrealized Appreciation (Depreciation)	(87,630)	64,448
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,425)	79,625
Distributions[1]
Total Distributions	(15,169)	(14,035)
Capital Share Transactions
Issued	108,679	240,400
Issued in Lieu of Cash Distributions	13,238	12,484
Redeemed	(131,699)	(181,231)
Net Increase (Decrease) from Capital Share Transactions	(9,782)	71,653
Total Increase (Decrease)	(138,376)	137,243
Net Assets
Beginning of Period	701,563	564,320
End of Period	563,187	701,563

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Emerging Markets Select Stock Fund

Financial Highlights

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.87	$19.68	$22.56	$18.27	$16.48	$20.13
Investment Operations
Net Investment Income	.087[1]	.474[1,2]	.414[1]	.413[1]	.234	.290
Net Realized and Unrealized Gain (Loss) on Investments	(3.446)	2.208	(2.943)	4.129	1.840	(3.685)
Total from Investment Operations	(3.359)	2.682	(2.529)	4.542	2.074	(3.395)
Distributions
Dividends from Net Investment Income	(.471)	(.492)	(.351)	(.252)	(.284)	(.255)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.471)	(.492)	(.351)	(.252)	(.284)	(.255)
Net Asset Value, End of Period	$18.04	$21.87	$19.68	$22.56	$18.27	$16.48

Total Return[3]	-15.81%	13.96%	-11.39%	25.28%	12.95%	-16.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$563	$702	$564	$646	$339	$259
Ratio of Total Expenses to Average Net Assets[4]	0.87%	0.93%	0.94%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	0.82%	2.25%[2]	1.85%	2.04%	1.57%	1.59%
Portfolio Turnover Rate	32%	46%	76%	44%	46%	49%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.071 and 0.34%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.07%, 0.05%, (0.01%), (0.03%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Emerging Markets Select Stock Fund

Notes to Financial Statements

Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2020, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty

15

Emerging Markets Select Stock Fund

risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

16

Emerging Markets Select Stock Fund

7. Credit facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The investment advisory firms Baillie Gifford Overseas Ltd., Oaktree Capital Management, L.P., Pzena Investment Management, LLC, and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the FTSE Emerging Index since July 31, 2018. The basic fees of Oaktree Capital Management, L.P., Pzena Investment Management, LLC, and Wellington Management Company LLP are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.

17

Emerging Markets Select Stock Fund

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.52% of the fund’s average net assets, before a net decrease of $11,000 (0.00%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, these arrangements reduced the fund’s management and administrative expenses by $3,000 and custodian fees by $4,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.

E.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

18

Emerging Markets Select Stock Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	55,650	—	—	55,650
Common Stocks—Other	62,343	417,475	625	480,443
Temporary Cash Investments	23,787	2,881	—	26,668
Total	141,780	420,356	625	562,761
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	347	—	—	347

1 Represents variation margin on the last day of the reporting period.

F. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	602,654
Gross Unrealized Appreciation	77,201
Gross Unrealized Depreciation	(116,176)
Net Unrealized Appreciation (Depreciation)	(38,975)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $760,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2020, the fund purchased $204,399,000 of investment securities and sold $216,669,000 of investment securities, other than temporary cash investments.

19

Emerging Markets Select Stock Fund

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	5,408	11,415
Issued in Lieu of Cash Distributions	579	646
Redeemed	(6,847)	(8,654)
Net Increase (Decrease) in Shares Outstanding	(860)	3,407

I. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE Emerging Markets ETF	3,902	8,948	11,447	(201)	25	33	—	1,227
Vanguard Market Liquidity Fund	34,181	NA1	NA1	(5)	5	263	—	23,787
Total	38,083			(206)	30	296	—	25,014

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

20

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Limited (Baillie Gifford), Oaktree Capital Management, L.P. (Oaktree), Pzena Investment Management, LLC (Pzena), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and that advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management since its inception in 2011, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 2008—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s emerging markets equity team focuses on companies it believes possess the most substantial growth prospects over the next five to ten years. Because of the unique nature of emerging markets as a universe, the team opportunistically employs a top-down approach that may result in higher activity in cyclical areas relative to that of other strategies used by the advisor. Baillie Gifford has managed a portion of the fund since 2018.

Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio managers each have more than 20 years of investment experience and are supported by an analyst team focused only on emerging markets equity investing. The team’s fundamental research focuses on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception in 2011.

21

Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a classic value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary, (2) management has a viable strategy to generate earnings recovery, and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each advisor’s subportfolio since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Baillie Gifford, Oaktree, Pzena, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford, Oaktree, Pzena, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

22

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Select Stock’s Fund Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7522 062020

Semiannual Report | April 30, 2020 Vanguard Alternative Strategies Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Consolidated Financial Statements	4

Trustees Approve Advisory Arrangement	26

Liquidity Risk Management	28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Alternative Strategies Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$863.19	$3.71
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.89	4.02

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.80%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Alternative Strategies Fund

Fund Allocation

As of April 30, 2020

	Long	Short
	Portfolio[1]	Portfolio[2]
Communication Services	4.1%	2.6%
Consumer Discretionary	10.3	11.1
Consumer Staples	4.5	1.6
Energy	0.8	8.1
Financials	16.9	34.3
Health Care	11.9	13.0
Industrials	11.2	5.4
Information Technology	25.0	17.7
Materials	2.4	3.3
Real Estate	8.2	2.2
Utilities	4.7	0.7

1 Percentage of investments in long portfolio.

2 Percentage of investments in short portfolio.

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Alternative Strategies Fund

Consolidated Financial Statements (unaudited)

Consolidated Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (65.4%)
Communication Services (2.7%)
*	Central European Media
	Enterprises Ltd. Class A	1,559,856	6,068
†	Sirius XM Holdings Inc.	77,922	460
†	Verizon Communications Inc.	7,763	446
†	Cable One Inc.	201	384
†	AT&T Inc.	12,444	379
*,†	T-Mobile US Inc.	4,192	368
*	Charter Communications Inc. Class A	722	358
*	Liberty Broadband Corp. Class C	2,818	346
†	Comcast Corp. Class A	9,044	340
*,†	Alphabet Inc. Class A	244	329
*,†	GCI Liberty Inc. Class A	5,072	308
	Omnicom Group Inc.	5,340	305
	Interpublic Group of Cos. Inc.	17,029	289
*,†	Liberty Media Corp-Liberty SiriusXM Class A	8,488	286
	Walt Disney Co.	1,976	214
	Fox Corp. Class B	7,911	202
*	Madison Square Garden Sports Corp.	1,108	190
			11,272
Consumer Discretionary (6.7%)
	Tiffany & Co.	62,476	7,903
*	Caesars Entertainment Corp.	777,000	7,506
*,1	GrandVision NV	115,476	3,072
†	Pool Corp.	2,190	464
†	Dollar General Corp.	2,634	462
*,†	O’Reilly Automotive Inc.	1,191	460
†	McDonald’s Corp.	2,412	452
†	Dunkin’ Brands Group Inc.	7,164	450
†	Ross Stores Inc.	4,869	445
*	Amazon.com Inc.	177	438
†	TJX Cos. Inc.	8,788	431
	Yum! Brands Inc.	4,769	412
	eBay Inc.	10,099	402
	Vail Resorts Inc.	2,225	381
	NIKE Inc. Class B	4,192	366
†	Starbucks Corp.	4,742	364
†	Home Depot Inc.	1,652	363
	Tractor Supply Co.	3,523	357
	Service Corp. International	9,575	352
*	NVR Inc.	112	347
*,†	AutoZone Inc.	339	346
	Genuine Parts Co.	4,230	335
†	Graham Holdings Co. Class B	794	310
	Hilton Worldwide Holdings Inc.	3,980	301
	Choice Hotels International Inc.	3,943	296
†	H&R Block Inc.	17,048	284
*,†	Bright Horizons Family Solutions Inc.	2,387	278
†	Wendy’s Co.	12,832	255
†	Garmin Ltd.	2,927	238
*	Booking Holdings Inc.	159	235
	Columbia Sportswear Co.	2,757	201
	Hyatt Hotels Corp. Class A	1,639	92
			28,598
Consumer Staples (2.9%)
*	Craft Brew Alliance Inc.	317,265	4,791
†	McCormick & Co. Inc.	2,984	468
†	Procter & Gamble Co.	3,648	430
†	Costco Wholesale Corp.	1,398	424
*	Clorox Co.	2,266	422
	JM Smucker Co.	3,671	422
	PepsiCo Inc.	3,165	419
	Hershey Co.	3,143	416
	Kellogg Co.	6,327	414
†	Mondelez International Inc. Class A	7,942	409
	General Mills Inc.	6,803	407
	Kimberly-Clark Corp.	2,939	407
	Colgate-Palmolive Co.	5,738	403

Alternative Strategies Fund

			Market
			Value•
		Shares	($000)
†	Coca-Cola Co.	8,746	401
	Keurig Dr Pepper Inc.	12,652	335
*	Post Holdings Inc.	3,606	331
	Brown-Forman Corp. Class B	5,280	328
†	Walmart Inc.	2,602	316
†	Archer-Daniels-Midland Co.	8,263	307
†	Church & Dwight Co. Inc.	3,716	260
†	Seaboard Corp.	71	214
	Altria Group Inc.	3,758	148
			12,472
Energy (0.5%)
*,†	Cheniere Energy Inc.	10,466	489
†	Williams Cos. Inc.	24,566	476
†	Exxon Mobil Corp.	9,664	449
†	Chevron Corp.	4,779	440
†	Kinder Morgan Inc.	28,185	429
			2,283
Financials (11.1%)
	Legg Mason Inc.	160,000	7,973
	TD Ameritrade Holding Corp.	200,000	7,854
	Willis Towers Watson plc	41,650	7,426
	IBERIABANK Corp.	174,270	7,225
	Texas Capital Bancshares Inc.	247,337	6,871
†	Hanover Insurance Group Inc.	4,438	445
†	Marsh & McLennan Cos. Inc.	4,505	438
†	Travelers Cos. Inc.	4,252	430
*	Berkshire Hathaway Inc.Class B	2,227	417
†	White Mountains Insurance Group Ltd.	426	414
	CNA Financial Corp.	12,334	390
	Arthur J Gallagher & Co.	4,957	389
	Brown & Brown Inc.	10,696	384
	Chubb Ltd.	3,533	382
†	Starwood Property Trust Inc.	28,254	366
	Cboe Global Markets Inc.	3,045	303
	Globe Life Inc.	3,515	289
	Bank of Hawaii Corp.	4,177	285
†	TFS Financial Corp.	20,494	280
†	Hartford Financial Services Group Inc.	7,357	279
	Intercontinental Exchange Inc.	3,102	277
	Allstate Corp.	2,612	266
	Old Republic International Corp.	16,448	262
	WR Berkley Corp.	4,769	258
	Aflac Inc.	6,677	249
*,†	Markel Corp.	278	241
	American Express Co.	2,633	240
*	Credit Acceptance Corp.	741	231
†	Alleghany Corp.	429	229
	American Financial Group Inc.	2,990	198
†	Annaly Capital Management Inc.	30,213	189
	Loews Corp.	5,281	183
†	Chimera Investment Corp.	22,047	171
	Cincinnati Financial Corp.	2,466	162
*	Arch Capital Group Ltd.	6,610	159
†	AGNC Investment Corp.	12,531	156
	First American Financial Corp.	3,202	148
†	Two Harbors Investment Corp.	27,796	127
†	Aon plc	732	126
	US Bancorp	2,608	95
	Reinsurance Group of America Inc.	566	59
	RenaissanceRe Holdings Ltd.	402	59
			46,925
Health Care (7.8%)
*	Wright Medical Group NV	309,500	9,013
	Allergan plc	45,500	8,524
	Metlifecare Ltd.	1,273,359	3,258
†	Johnson & Johnson	3,114	467
†	Danaher Corp.	2,811	459
†	Medtronic plc	4,667	456
†	Merck & Co. Inc.	5,661	449
†	Abbott Laboratories	4,874	449
†	Amgen Inc.	1,821	436
†	Hill-Rom Holdings Inc.	3,742	421
	Thermo Fisher Scientific Inc.	1,250	418
	West Pharmaceutical Services Inc.	2,170	411
†	Chemed Corp.	984	410
	Quest Diagnostics Inc.	3,671	404
†	Eli Lilly and Co.	2,560	396
	Gilead Sciences Inc.	4,694	394
†	Baxter International Inc.	4,405	391
*	Hologic Inc.	7,784	390
†	Cooper Cos. Inc.	1,351	387
	Becton Dickinson and Co.	1,506	380
	AmerisourceBergen Corp. Class A	4,123	370
	Zimmer Biomet Holdings Inc.	3,083	369
†	STERIS plc	2,532	361
†	Zoetis Inc.	2,772	358
*,†	IDEXX Laboratories Inc.	1,251	347
*	IQVIA Holdings Inc.	2,367	338
*,†	Intuitive Surgical Inc.	653	334

Alternative Strategies Fund

			Market
			Value•
		Shares	($000)
	Cerner Corp.	4,746	329
	Pfizer Inc.	8,412	323
*,†	Laboratory Corp. of America Holdings	1,944	320
	Teleflex Inc.	929	312
*	Boston Scientific Corp.	8,224	308
	Stryker Corp.	1,568	292
	Universal Health Services Inc. Class B	2,693	285
*	Varian Medical Systems Inc.	2,109	241
*	Henry Schein Inc.	4,195	229
			33,029
Industrials (7.4%)
*	Advanced Disposal
	Services Inc.	277,300	8,943
*	WABCO Holdings Inc.	60,000	8,063
*	OSRAM Licht AG	74,000	3,256
†	Lockheed Martin Corp.	1,115	434
†	Roper Technologies Inc.	1,267	432
†	Verisk Analytics Inc.	2,754	421
†	Raytheon Technologies Corp.	6,431	417
†	Honeywell International Inc.	2,926	415
†	IDEX Corp.	2,695	414
†	General Dynamics Corp.	3,124	408
	Republic Services Inc.	5,200	407
†	Toro Co.	6,300	402
	Waste Management Inc.	3,963	396
†	Expeditors International of Washington Inc.	5,351	383
	Graco Inc.	8,436	377
	Johnson Controls International plc	12,936	377
	Watsco Inc.	2,326	374
	Carlisle Cos. Inc.	2,981	361
†	AMETEK Inc.	4,250	356
	Hubbell Inc.	2,809	350
†	IHS Markit Ltd.	5,182	349
†	Equifax Inc.	2,436	338
	Allegion plc	3,210	323
†	Illinois Tool Works Inc.	1,745	284
*	HD Supply Holdings Inc.	9,473	281
	Macquarie Infrastructure Corp.	9,803	271
	Norfolk Southern Corp.	1,545	264
	Rollins Inc.	6,506	260
†	Kansas City Southern	1,898	248
	Fortive Corp.	3,622	232
	Trane Technologies plc	2,550	223
	Lennox International Inc.	1,129	211
	Amerco	731	205
	Allison Transmission Holdings Inc.	5,605	204
	CSX Corp.	2,158	143
	Xylem Inc.	1,854	133
	BWX Technologies Inc.	1,854	98
	PACCAR Inc.	1,031	71
*	Ingersoll Rand Inc.	2,250	65
			31,189
Information Technology (16.3%)
	KEMET Corp.	332,021	8,968
*	Acacia Communications Inc.	131,374	8,893
	LogMeIn Inc.	99,330	8,489
	ForeScout Technologies Inc.	252,407	8,016
*	Tech Data Corp.	56,592	7,959
*	Gilat Satellite Networks Ltd.	908,756	7,770
*	Fitbit Inc.	830,000	5,553
†	Microsoft Corp.	2,653	475
†	Amdocs Ltd.	7,176	462
†	Genpact Ltd.	13,207	455
†	Jack Henry & Associates Inc.	2,675	437
†	Accenture plc Class A	2,345	434
†	Automatic Data Processing Inc.	2,927	429
†	Paychex Inc.	6,205	425
†	Booz Allen Hamilton Holding Corp.	5,616	412
*,†	VeriSign Inc.	1,948	408
*,†	Akamai Technologies Inc.	4,157	406
†	Broadridge Financial Solutions Inc.	3,467	402
†	Citrix Systems Inc.	2,715	394
	Apple Inc.	1,337	393
*	Adobe Inc.	1,100	389
	Oracle Corp.	7,311	387
*,†	CACI International Inc. Class A	1,542	386
	Visa Inc. Class A	2,062	369
*	Black Knight Inc.	5,102	360
†	Juniper Networks Inc.	16,433	355
†	Amphenol Corp. Class A	4,010	354
†	Fidelity National Information Services Inc.	2,673	353
*	Tyler Technologies Inc.	1,097	352
*	Synopsys Inc.	2,142	337
	Intuit Inc.	1,245	336
†	Global Payments Inc.	2,020	335
*	ANSYS Inc.	1,275	334
†	Motorola Solutions Inc.	2,199	316
†	CDW Corp.	2,822	313
†	Western Union Co.	16,347	312
	International Business Machines Corp.	2,464	309
	Leidos Holdings Inc.	3,095	306
†	Mastercard Inc. Class A	1,099	302
†	National Instruments Corp.	7,723	297

Alternative Strategies Fund

			Market
			Value•
		Shares	($000)
	Dolby Laboratories Inc. Class A	4,775	287
*,†	FleetCor Technologies Inc.	1,143	276
*	Trimble Inc.	7,853	272
*,†	Fiserv Inc.	2,575	265
*	Euronet Worldwide Inc.	2,075	190
			69,272
Materials (1.5%)
†	Ecolab Inc.	2,383	461
†	Sherwin-Williams Co.	835	448
†	Silgan Holdings Inc.	12,856	444
†	NewMarket Corp.	1,063	437
†	AptarGroup Inc.	4,079	437
†	PPG Industries Inc.	4,803	436
†	Sonoco Products Co.	8,932	436
	Packaging Corp. of America	4,039	390
†	Air Products and Chemicals Inc.	1,657	374
†	RPM International Inc.	5,618	373
	Ashland Global Holdings Inc.	5,793	357
†	Linde plc	1,904	350
	Vulcan Materials Co.	2,296	260
†	Avery Dennison Corp.	2,331	257
	Ball Corp.	3,809	250
	Martin Marietta Materials Inc.	1,178	224
	Reliance Steel & Aluminum Co.	2,351	211
	WR Grace & Co.	4,340	205
*,†	Axalta Coating Systems Ltd.	9,772	193
			6,543
Real Estate (5.4%)
	Front Yard Residential Corp.	660,000	7,531
	Taubman Centers Inc.	170,000	7,327
†	Essex Property Trust Inc.	1,770	432
†	Mid-America Apartment Communities Inc.	3,772	422
†	Equity Residential	6,472	421
†	Apartment Investment and Management Co.	11,147	420
	UDR Inc.	10,751	403
†	American Homes 4 Rent Class A	16,625	401
†	Equity Commonwealth	11,707	397
	AvalonBay Communities Inc.	2,422	395
	Public Storage	2,117	393
	Federal Realty Investment Trust	4,649	387
	CubeSmart	15,361	387
	Life Storage Inc.	4,404	386
	Extra Space Storage Inc.	4,130	364
	Realty Income Corp.	6,627	364
	Duke Realty Corp.	8,513	295
	Invitation Homes Inc.	11,968	283
	Camden Property Trust	3,112	274
	Sun Communities Inc.	1,853	249
†	VICI Properties Inc.	13,994	244
	Equity LifeStyle Properties Inc.	3,943	238
	Lamar Advertising Co. Class A	4,021	232
	WP Carey Inc.	3,127	206
†	Douglas Emmett Inc.	6,631	202
	Alexandria Real Estate Equities Inc.	871	137
	Kilroy Realty Corp.	1,130	70
			22,860
Utilities (3.1%)
	El Paso Electric Co.	100,581	6,839
†	Public Service Enterprise Group Inc.	8,927	453
†	Xcel Energy Inc.	6,783	431
†	Dominion Energy Inc.	5,219	403
	Ameren Corp.	5,462	397
	CMS Energy Corp.	6,951	397
	Duke Energy Corp.	4,669	395
	Alliant Energy Corp.	8,140	395
	Atmos Energy Corp.	3,816	389
	IDACORP Inc.	4,215	387
	NextEra Energy Inc.	1,332	308
	American Water Works Co. Inc.	2,436	296
	Eversource Energy	3,521	284
	American Electric Power Co. Inc.	3,125	260
	Southern Co.	4,552	258
	Entergy Corp.	2,509	240
	Pinnacle West Capital Corp.	3,094	238
	Exelon Corp.	6,037	224
	OGE Energy Corp.	6,964	219
	WEC Energy Group Inc.	1,798	163
	Avangrid Inc.	2,317	100
	FirstEnergy Corp.	1,980	82
			13,158
Total Common Stocks—Long Positions (Cost $285,377)			277,601
Common Stocks Sold Short (-24.1%)
Communication Services (-0.6%)
*	Zillow Group Inc. Class A	(10,584)	(461)
*	Lions Gate Entertainment Corp. Class B	(68,536)	(458)
	Sinclair Broadcast Group Inc. Class A	(25,271)	(446)
*	Roku Inc.	(3,571)	(433)
*	United States Cellular Corp.	(10,673)	(340)
	CenturyLink Inc.	(25,536)	(271)

Alternative Strategies Fund

			Market
			Value•
		Shares	($000)
*	Twitter Inc.	(7,373)	(211)
	TripAdvisor Inc.	(2,141)	(43)
			(2,663)
Consumer Discretionary (-2.7%)
*	Eldorado Resorts Inc.	(69,853)	(1,498)
*	Grubhub Inc.	(10,162)	(486)
	International Game Technology plc	(63,521)	(479)
	Royal Caribbean Cruises Ltd.	(10,071)	(471)
	Wynn Resorts Ltd.	(5,437)	(465)
*	Qurate Retail Group Inc. QVC Group Class A	(57,240)	(461)
*	Ollie’s Bargain Outlet Holdings Inc.	(6,749)	(458)
	Darden Restaurants Inc.	(6,189)	(457)
*	Tesla Inc.	(583)	(456)
	Tempur Sealy International Inc.	(8,378)	(450)
	MGM Resorts International	(26,615)	(448)
*	Capri Holdings Ltd.	(29,229)	(446)
	Thor Industries Inc.	(6,681)	(442)
	Six Flags Entertainment Corp.	(22,076)	(442)
*	Urban Outfitters Inc.	(25,196)	(437)
*	Etsy Inc.	(6,709)	(435)
*	Under Armour Inc. Class A	(41,727)	(435)
	Goodyear Tire & Rubber Co.	(57,482)	(412)
	L Brands Inc.	(30,530)	(363)
	BorgWarner Inc.	(11,254)	(321)
*	Ulta Beauty Inc.	(1,186)	(258)
*	Floor & Decor Holdings Inc. Class A	(5,982)	(254)
*	Hilton Grand Vacations Inc.	(11,997)	(247)
*	Skechers USA Inc. Class A	(6,983)	(197)
	Nordstrom Inc.	(9,549)	(179)
*	Norwegian Cruise Line Holdings Ltd.	(10,615)	(174)
	Planet Fitness Inc. Class A	(2,881)	(174)
			(11,345)
Consumer Staples (-0.4%)
	Nu Skin Enterprises Inc. Class A	(16,058)	(469)
	Coty Inc. Class A	(69,674)	(380)
	Energizer Holdings Inc.	(8,401)	(327)
*	Herbalife Nutrition Ltd.	(6,196)	(231)
	Spectrum Brands Holdings Inc.	(4,796)	(207)
			(1,614)
Energy (-1.9%)
*	Centennial Resource Development Inc. Class A	(431,995)	(510)
	Patterson-UTI Energy Inc.	(134,452)	(496)
	Targa Resources Corp.	(38,220)	(495)
	Parsley Energy Inc. Class A	(51,712)	(489)
*	WPX Energy Inc.	(79,610)	(488)
	Apache Corp.	(37,090)	(485)
	Devon Energy Corp.	(38,324)	(478)
	Diamondback Energy Inc.	(10,953)	(477)
	Noble Energy Inc.	(48,162)	(472)
	Occidental Petroleum Corp.	(28,432)	(472)
	Kosmos Energy Ltd.	(284,950)	(470)
	Halliburton Co.	(43,923)	(461)
	National Oilwell Varco Inc.	(35,735)	(452)
	EQT Corp.	(30,160)	(440)
	Equitrans Midstream Corp.	(50,100)	(420)
	Concho Resources Inc.	(5,756)	(327)
	PBF Energy Inc. Class A	(24,800)	(283)
	Cimarex Energy Co.	(10,932)	(278)
*	Apergy Corp.	(27,715)	(255)
			(8,248)
Financials (-8.3%)
	Charles Schwab Corp.	(224,682)	(8,475)
	Aon plc	(44,981)	(7,767)
	Independent Bank Group Inc.	(255,030)	(7,730)
	First Horizon National Corp.	(798,853)	(7,254)
	MarketAxess Holdings Inc.	(1,025)	(466)
	Lincoln National Corp.	(12,876)	(457)
*	Brighthouse Financial Inc.	(17,668)	(454)
	Navient Corp.	(55,936)	(426)
*	LendingTree Inc.	(1,362)	(340)
	SLM Corp.	(35,834)	(299)
*	SVB Financial Group	(1,527)	(295)
	Bank OZK	(9,626)	(218)
	LPL Financial Holdings Inc.	(3,258)	(196)
	Affiliated Managers Group Inc.	(2,784)	(195)
	OneMain Holdings Inc.	(6,545)	(158)
	Athene Holding Ltd. Class A	(5,484)	(148)
	Unum Group	(7,758)	(135)
	Virtu Financial Inc. Class A	(5,756)	(135)
			(35,148)
Health Care (-3.1%)
	AbbVie Inc.	(39,403)	(3,239)
*	ABIOMED Inc.	(2,779)	(531)
*	Covetrus Inc.	(40,953)	(487)
*	Align Technology Inc.	(2,194)	(471)
*	Exact Sciences Corp.	(5,884)	(465)
*	Guardant Health Inc.	(5,975)	(460)
*	MEDNAX Inc.	(31,577)	(459)
*	Adaptive Biotechnologies Corp.	(14,299)	(458)
*	Nektar Therapeutics Class A	(23,456)	(450)

Alternative Strategies Fund

			Market
			Value•
		Shares	($000)
*	DexCom Inc.	(1,343)	(450)
*	Molina Healthcare Inc.	(2,742)	(450)
*	Sarepta Therapeutics Inc.	(3,790)	(447)
*	Seattle Genetics Inc.	(3,195)	(438)
*	Bluebird Bio Inc.	(8,111)	(437)
*	Sage Therapeutics Inc.	(11,172)	(435)
*	Centene Corp.	(6,491)	(432)
*	Exelixis Inc.	(17,038)	(421)
*	Insulet Corp.	(2,020)	(403)
*	Moderna Inc.	(8,677)	(399)
*	Mylan NV	(23,015)	(386)
*	Alnylam Pharmaceuticals Inc.	(2,542)	(335)
*	Agios Pharmaceuticals Inc.	(7,998)	(329)
*	Neurocrine Biosciences Inc.	(3,054)	(300)
	Perrigo Co. plc	(5,063)	(270)
	Cantel Medical Corp.	(5,415)	(200)
*	Alkermes plc	(13,458)	(185)
			(13,337)
Industrials (-1.3%)
*	Ingersoll Rand Inc.	(17,938)	(522)
	Fluor Corp.	(41,398)	(484)
	Air Lease Corp.	(17,741)	(464)
	United Airlines Holdings Inc.	(15,287)	(452)
*	Gates Industrial Corp. plc	(52,441)	(450)
*	Uber Technologies Inc.	(14,844)	(449)
	Spirit AeroSystems Holdings Inc. Class A	(19,996)	(443)
*	Lyft Inc. Class A	(13,339)	(438)
	Copa Holdings SA Class A	(9,270)	(410)
*	United Rentals Inc.	(2,759)	(355)
*	Resideo Technologies Inc.	(64,055)	(329)
	Trinity Industries Inc.	(16,883)	(326)
*	XPO Logistics Inc.	(3,851)	(257)
	Ryder System Inc.	(4,052)	(143)
			(5,522)
Information Technology (-4.3%)
	Comtech Telecommunications Corp.	(76,607)	(1,418)
*	Coupa Software Inc.	(2,783)	(490)
*	New Relic Inc.	(8,984)	(482)
*	Nutanix Inc.	(23,519)	(482)
*	DocuSign Inc. Class A	(4,587)	(480)
*	Anaplan Inc.	(11,644)	(476)
*	Avalara Inc.	(5,313)	(475)
*	Dynatrace Inc.	(15,845)	(473)
*	Coherent Inc.	(3,675)	(470)
*	Pluralsight Inc. Class A	(28,489)	(468)
*	Trade Desk Inc. Class A	(1,598)	(468)
	Western Digital Corp.	(10,141)	(467)
*	Zscaler Inc.	(6,940)	(465)
	Ubiquiti Inc.	(2,868)	(465)
*	Elastic NV	(7,181)	(461)
*	CommScope Holding Co. Inc.	(41,726)	(459)
*	Smartsheet Inc. Class A	(8,551)	(451)
*	RingCentral Inc. Class A	(1,957)	(447)
*	IPG Photonics Corp.	(3,441)	(445)
	Alliance Data Systems Corp.	(8,704)	(436)
*	Pure Storage Inc. Class A	(30,219)	(435)
*	Okta Inc.	(2,864)	(433)
*	Cerence Inc.	(20,414)	(432)
	DXC Technology Co.	(23,621)	(428)
*	2U Inc.	(17,940)	(426)
*	Alteryx Inc. Class A	(3,758)	(425)
*	Advanced Micro Devices Inc.	(7,784)	(408)
*	Medallia Inc.	(18,754)	(403)
	NVIDIA Corp.	(1,355)	(396)
*	MongoDB Inc.	(2,320)	(376)
	MKS Instruments Inc.	(3,717)	(373)
*	Arista Networks Inc.	(1,611)	(353)
*	Atlassian Corp. plc Class A	(2,120)	(330)
*	Micron Technology Inc.	(6,862)	(329)
*	ON Semiconductor Corp.	(19,790)	(317)
*	Twilio Inc.	(2,740)	(308)
	Universal Display Corp.	(2,011)	(302)
*	Splunk Inc.	(2,036)	(286)
*	Square Inc.	(4,380)	(285)
*	Cree Inc.	(6,529)	(282)
	Teradyne Inc.	(4,432)	(277)
	NortonLifeLock Inc.	(11,931)	(254)
			(18,136)
Materials (-0.8%)
	Dow Inc.	(12,918)	(474)
	Chemours Co.	(38,846)	(456)
	O-I Glass Inc.	(53,973)	(445)
	Freeport-McMoRan Inc.	(48,836)	(431)
*	Alcoa Corp.	(52,638)	(429)
	Westlake Chemical Corp.	(9,800)	(426)
	Olin Corp.	(29,805)	(398)
	Mosaic Co.	(33,053)	(380)
			(3,439)
Real Estate (-0.5%)
	Park Hotels & Resorts Inc.	(46,440)	(442)
	EPR Properties	(14,527)	(427)
	Omega Healthcare Investors Inc.	(12,835)	(374)
	Retail Properties of America Inc.	(59,609)	(370)
	Colony Capital Inc.	(157,251)	(363)
*	Howard Hughes Corp.	(5,027)	(272)
			(2,248)

Alternative Strategies Fund

			Market
			Value•
		Shares	($000)
Utilities (-0.2%)
	PG&E Corp.	(36,185)	(385)
	AES Corp.	(26,826)	(355)
			(740)
Total Common Stocks Sold Short
(Proceeds $115,613)			(102,440)
Temporary Cash Investments (31.5%)
Money Market Fund (22.2%)
2	Vanguard Market
	Liquidity Fund, 0.522%	940,230	94,023

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (9.3%)
3,4	United States Cash
	Management Bill,
	0.135%, 7/14/20	26,300	26,295
3	United States Cash
	Management Bill,
	0.135%, 7/14/20	13,200	13,197
			39,492
Total Temporary Cash Investments
(Cost $133,472)			133,515

Other Assets and Liabilities—Net (27.2%)†,3,5	115,581
Net Assets (100%)	424,257

Cost rounded to $000.

•	See Note A in Notes to Consolidated Financial Statements.
*	Non-income-producing security.

†	Long security positions with a value of $49,492,000 and cash of $106,118,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the value of this security represented 0.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $22,627,000 and cash of $11,529,000 has been segregated as initial margin for open futures contracts.

4	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

5	Cash of $460,000 has been segregated as collateral for open forward currency contracts.

Alternative Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	June 2020	1,590	350,483	5,203
5-Year U.S. Treasury Note	June 2020	659	82,694	2,764
10-Year U.S. Treasury Note	June 2020	384	53,400	2,519
MSCI Taiwan Index	May 2020	398	16,601	843
MSCI Singapore Index	May 2020	784	16,579	683
OMX Stockholm 30 Index	May 2020	1,015	16,418	551
CAC 40 Index	May 2020	318	15,840	174
Amsterdam Exchange Index	May 2020	141	15,807	263
IBEX 35 Index	May 2020	205	15,539	(420)
Cocoa[1]	July 2020	403	9,729	35
LME Nickel[1]	June 2020	127	9,266	281
LME Copper[1]	May 2020	71	9,193	143
Feeder Cattle[1]	May 2020	157	9,192	178
Sugar #11[1]	June 2020	790	9,175	184
Soybean[1]	July 2020	210	8,980	21
LME Tin[1]	June 2020	116	8,847	83
Wheat[1]	July 2020	334	8,755	(435)
				13,070

Short Futures Contracts
E-mini S&P 500 Index	June 2020	(250)	(36,280)	(6,018)
DAX 30 Index	June 2020	(56)	(16,648)	(3,357)
S&P ASX 200 Index	June 2020	(179)	(16,154)	(1,057)
Hang Seng Index	May 2020	(102)	(16,119)	(438)
Topix Index	June 2020	(117)	(15,852)	(1,426)
KOSPI 200 Index	June 2020	(296)	(15,675)	(1,582)
Lean Hogs[1]	June 2020	(430)	(10,139)	355
Live Cattle[1]	June 2020	(268)	(9,214)	(231)
LME Zinc[1]	June 2020	(188)	(9,103)	(77)
KC Hard Red Winter Wheat[1]	July 2020	(373)	(9,101)	65
Natural Gas[1]	May 2020	(465)	(9,063)	(718)
Soybean Meal[1]	July 2020	(303)	(8,942)	16
Soybean Oil[1]	July 2020	(555)	(8,858)	182
LME Aluminum[1]	June 2020	(239)	(8,849)	105
				(14,181)
				(1,111)

1 Security is owned by the subsidiary.

Alternative Strategies Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	5/12/20	CAD	33,048	USD	23,160	583	—
Bank of America, N.A.	5/12/20	NOK	241,453	USD	23,111	459	—
Bank of America, N.A.	5/12/20	AUD	37,989	USD	22,873	1,883	—
Bank of America, N.A.	5/12/20	BRL	48,690	USD	9,230	—	(286)
Bank of America, N.A.	5/12/20	MXN	226,418	USD	9,208	167	—
Bank of America, N.A.	5/12/20	TRY	62,210	USD	9,055	—	(176)
Bank of America, N.A.	5/12/20	IDR	153,041,376	USD	9,034	1,237	—
Standard Chartered Bank	5/12/20	ZAR	167,220	USD	8,988	22	—
Bank of America, N.A.	5/12/20	NZD	1,614	USD	985	6	—
Standard Chartered Bank	5/12/20	NZD	1,641	USD	981	24	—
BNP Paribas	5/12/20	NZD	833	USD	505	7	—
State Street Bank & Trust Co.	5/12/20	USD	23,238	JPY	2,491,341	19	—
BNP Paribas	5/12/20	USD	23,236	CHF	22,527	—	(110)
BNP Paribas	5/12/20	USD	23,160	EUR	21,291	—	(178)
Standard Chartered Bank	5/12/20	USD	9,357	TWD	281,750	—	(120)
Bank of America, N.A.	5/12/20	USD	9,316	CLP	8,063,001	—	(344)
BNP Paribas	5/12/20	USD	9,289	KRW	11,447,402	—	(107)
BNP Paribas	5/12/20	USD	9,225	HUF	3,091,960	—	(385)
Standard Chartered Bank	5/12/20	USD	9,181	ILS	33,516	—	(437)
Standard Chartered Bank	5/12/20	USD	5,542	EUR	5,080	—	(27)
Bank of America, N.A.	5/12/20	USD	4,530	NZD	7,650	—	(162)
State Street Bank & Trust Co.	5/12/20	USD	541	NZD	898	—	(9)
Standard Chartered Bank	5/12/20	USD	527	NZD	879	—	(13)
Bank of America, N.A.	5/12/20	USD	380	EUR	350	—	(3)

Alternative Strategies Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	5/1/20	USD	314	NZD	515	—	(2)
State Street Bank & Trust Co.	5/12/20	USD	217	EUR	200	—	(2)
Bank of America, N.A.	5/4/20	USD	131	NZD	213	—	—
State Street Bank & Trust Co.	5/1/20	USD	49	NZD	81	—	—
						4,407	(2,361)

AUD—Australian dollar.

BRL—Brazilian real.

CAD—Canadian dollar.

CHF—Swiss franc.

CLP—Chilean peso.

EUR—euro.

HUF—Hungarian forint.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

NOK—Norwegian krone.

NZD—New Zealand dollar.

TRY—Turkish lira.

TWD—Taiwanese dollar.

USD—U.S. dollar.

ZAR—South African rand.

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $413,000 and cash of $2,530,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities,
Long Positions, at Value
Unaffiliated Issuers (Cost $324,866)	317,093
Affiliated Issuers (Cost $93,983)	94,023
Total Long Positions	411,116
Investment in Vanguard	24
Cash Segregated for Short Positions	106,118
Foreign Currency, at Value (Cost $265)	261
Cash Collateral Pledged—Futures Contracts	11,529
Cash Collateral Pledged—Forward Currency Contracts	460
Receivables for Investment Securities Sold	17,096
Receivables for Accrued Income	142
Receivables for Capital Shares Issued	71
Variation Margin Receivable—Futures Contracts	5,532
Unrealized Appreciation—Forward Currency Contracts	4,407
Total Assets	556,756
Liabilities
Securities Sold Short, at Value (Proceeds $115,613)	102,440
Due to Custodian	8,285
Payables for Investment Securities Purchased	14,091
Payables for Capital Shares Redeemed	181
Payables to Vanguard	101
Variation Margin Payables—Futures Contracts	4,945
Unrealized Depreciation—Forward Currency Contracts	2,361
Accrued Dividend Expense on Securities Sold Short	95
Total Liabilities	132,499
Net Assets	424,257

At April 30, 2020, net assets consisted of:

Paid-in Capital	457,902
Total Distributable Earnings (Loss)	(33,645)
Net Assets	424,257

Net Assets
Applicable to 23,449,133 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	424,257
Net Asset Value Per Share	$18.09

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends[1]	1,634
Interest[2]	608
Total Income	2,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	164
Management and Administrative	391
Marketing and Distribution	27
Custodian Fees	35
Shareholders’ Reports	1
Trustees’ Fees and Expenses	5
Dividend Expense on Securities Sold Short	842
Total Expenses	1,465
Net Investment Income	777
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	(7,889)
Investment Securities Sold—Short Positions	(5,190)
Futures Contracts	(15,081)
Forward Currency Contracts	(18,104)
Foreign Currencies	1,848
Realized Net Gain (Loss)	(44,416)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(25,429)
Investment Securities—Short Positions	9,284
Futures Contracts	2,239
Forward Currency Contracts	2,990
Foreign Currencies	(16)
Change in Unrealized Appreciation (Depreciation)	(10,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,571)

1	Dividends are net of foreign withholding taxes of $421,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $290,000, ($19,000), and $39,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	777	3,726
Realized Net Gain (Loss)	(44,416)	22,762
Change in Unrealized Appreciation (Depreciation)	(10,932)	4,317
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,571)	30,805
Distributions[1]
Total Distributions	(17,409)	(3,935)
Capital Share Transactions
Issued	280,225	21,069
Issued in Lieu of Cash Distributions	17,310	3,928
Redeemed	(98,704)	(74,370)
Net Increase (Decrease) from Capital Share Transactions	198,831	(49,373)
Total Increase (Decrease)	126,851	(22,503)
Net Assets
Beginning of Period	297,406	319,909
End of Period	424,257	297,406

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Financial Highlights

	Six Months					Aug. 11,
	Ended					2015[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.23	$20.41	$20.46	$21.28	$20.23	$20.00
Investment Operations
Net Investment Income (Loss)	.043[2]	.252[2]	.197[2]	.153[2]	.106	.004
Net Realized and Unrealized Gain (Loss) on Investments	(2.915)	1.828	(.143)	(.139)	1.039	.226
Total from Investment Operations	(2.872)	2.080	.054	.014	1.145	.230
Distributions
Dividends from Net Investment Income	(.385)	(.260)	(.104)	(.093)	(.095)	—
Distributions from Realized Capital Gains	(.883)	—	—	(.741)	—	—
Total Distributions	(1.268)	(.260)	(.104)	(.834)	(.095)	—
Net Asset Value, End of Period	$18.09	$22.23	$20.41	$20.46	$21.28	$20.23
Total Return[3]	-13.68%	10.30%	0.27%	0.11%	5.68%	1.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$424	$297	$320	$292	$235	$159
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[4,5]	0.80%	0.79%[6]	0.66%[6]	0.79%	0.71%	0.73%[7]
Net of Dividend and Borrowing Expense on Securities Sold Short	0.34%	0.38%[6]	0.33%[6]	0.35%	0.36%	0.36%[7]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46%	1.18%	0.93%	0.75%	0.50%	0.09%[7]
Portfolio Turnover Rate	90%	157%	131%	125%	120%	25%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes dividend expense on securities sold short of 0.46%, 0.41%, 0.33%, 0.44%, 0.35%, and 0.34%, respectively.

5	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.03%, respectively.

6	The ratio of total expenses to average net assets for the periods ended 2019 and 2018, net of reduction from custody fee offset arrangement for total expenses and net of dividend and borrowing expense on securities sold short, was 0.74% and 0.33%, and 0.65% and 0.32%, respectively.

7	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Notes to Consolidated Financial Statements

Vanguard Alternative Strategies Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

The Consolidated Financial Statements include Vanguard ASF Portfolio (“the subsidiary”), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2020, the fund held $31,257,000 in the subsidiary, representing 7% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess

Alternative Strategies Fund

return opportunities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 134% and 35% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in the future foreign exchange rates.The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities

Alternative Strategies Fund

as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 43% of net assets, based on the average of notional amounts at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Consolidated
	Consolidated	Consolidated		Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	3,752	971	2,781	—	2,530	251
BNP Paribas	590	782	(192)	—	413	—
State Street Bank & Trust Co.	19	11	8	—	—	8
Standard Chartered Bank	46	597	(551)	460	—	—
Exchange Traded Futures
Contracts	14,648	15,759	(1,111)	34,156	—	—
Total	19,055	18,120	935	34,616	2,943	259

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

2	Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.

3	Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

5. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion

Alternative Strategies Fund

of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) in the Consolidated Statement of Operations. Dividends on securities sold short are reported as an expense in the Consolidated Statement of Operations. Cash Collateral segregated for securities sold short is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

Alternative Strategies Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income (or dividend expenses on short positions) is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Consolidated Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $24,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

Alternative Strategies Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	268,015	9,586	—	277,601
Temporary Cash Investments	94,023	39,492	—	133,515
Total	362,038	49,078	—	411,116
Liabilities
Common Stock	102,440	—	—	102,440
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,532	—	—	5,532
Forward Currency Contracts	—	4,407	—	4,407
Total	5,532	4,407	—	9,939
Liabilities
Futures Contracts[1]	4,945	—	—	4,945
Forward Currency Contracts	—	2,361	—	2,361
Total	4,945	2,361	—	7,306
1	Represents variation margin on the last day of the reporting period.

D.  At April 30, 2020, the fair values of derivatives were reflected in the Consolidated Statement of Assets and Liabilities as follows:

			Interest	Foreign
	Equity	Commodity	Rate	Exchange
Consolidated Statement of Assets	Contracts	Contracts	Contracts	Contracts	Total
and Liabilities Caption	($000)	($000)	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	3,096	2,316	120	—	5,532
Unrealized Appreciation—
Forward Currency Contracts	—	—	—	4,407	4,407
Total Assets	3,096	2,316	120	4,407	9,939

Variation Margin Payable—Futures Contracts	2,537	2,408	—	—	4,945
Unrealized Depreciation—
Forward Currency Contracts	—	—	—	2,361	2,361
Total Liabilities	2,537	2,408	—	2,361	7,306

Alternative Strategies Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

			Interest	Foreign
	Equity	Commodity	Rate	Exchange
Realized Net Gain (Loss) on	Contracts	Contracts	Contracts	Contracts	Total
Derivatives	($000)	($000)	($000)	($000)	($000)
Futures Contracts	3,730	(21,535)	2,724	—	(15,081)
Forward Currency Contracts	—	—	—	(18,104)	(18,104)
Realized Net Gain (Loss) on Derivatives	3,730	(21,535)	2,724	(18,104)	(33,185)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(10,722)	1,718	11,243	—	2,239
Forward Currency Contracts	—	—	—	2,990	2,990
Change in Unrealized Appreciation
(Depreciation) on Derivatives	(10,722)	1,718	11,243	2,990	5,229

E.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments, derivatives, and securities sold short based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	418,849
Gross Unrealized Appreciation	58,934
Gross Unrealized Depreciation	(52,558)
Net Unrealized Appreciation (Depreciation)	6,376

F.  During the six months ended April 30, 2020, the fund purchased $321,502,000 of investment securities and sold $201,082,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $106,536,000 and $36,633,000, respectively.

G.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	14,503	991
Issued in Lieu of Cash Distributions	829	192
Redeemed	(5,261)	(3,475)
Net Increase (Decrease) in Shares Outstanding	10,071	(2,292)

Alternative Strategies Fund

At April 30, 2020, two shareholders, including the Vanguard Managed Payout Fund, were the record or beneficial owner of a combined 70% of the fund’s net assets. If either of these shareholders were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Alternative Strategies Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2015, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Alternative Strategies Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12982 062020

Semiannual Report | April 30, 2020 Vanguard Commodity Strategy Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Consolidated Financial Statements	4

Trustees Approve Advisory Arrangement	15

Liquidity Risk Management	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
Commodity Strategy Fund	Account Value	Account Value	Paid During
	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$825.40	$0.91
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.87	1.01

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.20%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Commodity Strategy Fund

Fund Allocation

As of April 30, 2020

Treasury/Agency	100.0%

The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith of the U.S. government.

3

Commodity Strategy Fund

Consolidated Financial Statements (unaudited)

Consolidated Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (67.9%)
U.S. Government Securities (67.9%)
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	6,903	8,109
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	8,420	9,870
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	10,095	10,851
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	9,158	10,494
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	10,090	11,420
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	11,766	12,398
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	9,539	10,713
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	10,990	12,301
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	10,525	11,118
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	11,145	12,564
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	10,624	12,078
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	7,920	8,321
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	10,635	11,758
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	8,973	9,242
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	10,440	11,675
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	5,120	7,896
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	5,000	5,126
Total U.S. Government and Agency Obligations (Cost $175,718)					175,934

				Shares
Temporary Cash Investments (36.9%)
Money Market Fund (19.7%)
[1]	Vanguard Market Liquidity Fund, 0.522%			510,430	51,043

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (17.2%)
[2]	United States Treasury Bill, 1.551%, 5/21/20			7,800	7,800
[2]	United States Treasury Bill, 1.244%–1.401%, 5/28/20			6,750	6,750
[2]	United States Treasury Bill, 0.365%, 6/4/20			10,000	9,999
[2]	United States Treasury Bill, 0.205%–0.270%, 6/11/20			14,000	13,998
[2]	United States Treasury Bill, 0.005%, 6/18/20			6,000	5,999
					44,546
Total Temporary Cash Investments (Cost $95,562)					95,589

4

Commodity Strategy Fund

Market
Value•
($000)
Total Investments (104.8%) (Cost $271,280)	271,523
Other Assets and Liabilities—Net (-4.8%)	(12,365)
Net Assets (100%)	259,158

Cost rounded to $000.

•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
Bloomberg Commodity Index[2]	5/26/20	BARC	41,500	(0.100)		121	—
Bloomberg Commodity Index 2 Month Forward[2]	5/26/20	BARC	34,000	(0.110)		51	—
Bloomberg Commodity Index 3 Month Forward[2]	5/26/20	GSI	26,000	(0.120)		22	—
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/26/20	MLI	39,000	(0.170)		69	—
Credit Suisse Custom 34 – 01E Forward Excess Return[2,3]	5/26/20	CSFBI	96,000	(0.160)		62	—
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/26/20	GSI	26,000	(0.120)		57	—
						382	—

1 Payment received/paid monthly.

2 Security is owned by the subsidiary.

3 Information on the components of the reference entity is available on vanguard.com.

BARC—Barclays Bank plc.

CSFBI—Credit Suisse First Boston International.

GSI—Goldman Sachs International.

MLI—Merrill Lynch International.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $220,247)	220,480
Affiliated Issuers (Cost $51,033)	51,043
Total Investments in Securities	271,523
Investment in Vanguard	12
Cash	108
Receivables for Accrued Income	222
Receivables for Capital Shares Issued	259
Unrealized Appreciation—Over-the-Counter Swap Contracts	382
Total Assets	272,506
Liabilities
Payables for Investment Securities Purchased	13,137
Payables for Capital Shares Redeemed	185
Payables to Vanguard	26
Total Liabilities	13,348
Net Assets	259,158

At April 30, 2020, net assets consisted of:

Paid-in Capital	310,560
Total Distributable Earnings (Loss)	(51,402)
Net Assets	259,158

Net Assets
Applicable to 12,724,753 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	259,158
Net Asset Value Per Share	$20.37

See accompanying Notes, which are an integral part of the Financial Statements.

6

Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	2,176
Total Income	2,176
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative	216
Marketing and Distribution	10
Custodian Fees	1
Shareholders’ Reports	2
Trustees’ Fees and Expenses—Note B	—
Total Expenses	248
Net Investment Income	1,928
Realized Net Gain (Loss)
Investment Securities Sold[1]	(522)
Swap Contracts	(53,662)
Realized Net Gain (Loss)	(54,184)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	231
Swap Contracts	1,270
Change in Unrealized Appreciation (Depreciation)	1,501
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,755)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $180,000, ($12,000), and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

	Six Months	June 25,
	Ended	2019[1] to
	April 30,	Oct. 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,928	1,055
Realized Net Gain (Loss)	(54,184)	(435)
Change in Unrealized Appreciation (Depreciation)	1,501	(876)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,755)	(256)
Distributions[2]
Total Distributions	(1,458)	—
Capital Share Transactions
Issued	176,071	214,859
Issued in Lieu of Cash Distributions	1,346	—
Redeemed	(73,335)	(7,314)
Net Increase (Decrease) from Capital Share Transactions	104,082	207,545
Total Increase (Decrease)	51,869	207,289
Net Assets
Beginning of Period	207,289	—
End of Period	259,158	207,289
1	Inception.

2	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Commodity Strategy Fund

Consolidated Financial Highlights

	Six Months	June 25,
	Ended	2019[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$24.83	$25.00
Investment Operations
Net Investment Income[2]	.183	.143
Net Realized and Unrealized Gain (Loss) on Investments	(4.488)	(.313)
Total from Investment Operations	(4.305)	(.170)
Distributions
Dividends from Net Investment Income	(.155)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.155)	—
Net Asset Value, End of Period	$20.37	$24.83

Total Return[3]	-17.46%	-0.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259	$207
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.58%	1.65%[4]
Portfolio Turnover Rate	34%	7%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Commodity Strategy Fund

Notes to Consolidated Financial Statements

Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

The Consolidated Financial Statements include Vanguard CSF Portfolio (“the subsidiary”), which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2020, the fund held $45,040,000 in the subsidiary, representing 17% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

10

Commodity Strategy Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended April 30, 2020, the fund’s average amounts of investments in total return swaps represented 103% of net assets, based on the average of notional amounts at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Consolidated
	Consolidated	Consolidated		Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	172	—	172	—	—	172
Credit Suisse First Boston International	62	—	62	—	—	62
Goldman Sachs International	79	—	79	—	—	79
Merrill Lynch International	69	—	69	—	—	69
Total	382	—	382	—	—	382

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3	Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

11

Commodity Strategy Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended October 31, 2019, and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to

12

Commodity Strategy Fund

the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	175,934	—	175,934
Temporary Cash Investments	51,043	44,546	—	95,589
Total	51,043	220,480	—	271,523
Derivative Financial Instruments
Assets
Swap Contracts	—	382	—	382

13

Commodity Strategy Fund

D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	271,280
Gross Unrealized Appreciation	3,114
Gross Unrealized Depreciation	(2,489)
Net Unrealized Appreciation (Depreciation)	625

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $22,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended April 30, 2020, the fund purchased $93,315,000 of investment securities and sold $54,155,000 of investment securities, other than temporary cash investments.

F.  Capital shares issued and redeemed were:

	Six Months Ended	June 25, 2019[1] to
	April 30, 2020	Oct. 31, 2019
	Shares	Shares
	(000)	(000)
Issued	7,723	8,645
Issued in Lieu of Cash Distributions	53	—
Redeemed	(3,398)	(298)
Net Increase (Decrease) in Shares Outstanding	4,378	8,347

1 Inception.

At April 30, 2020, Vanguard Managed Payout Fund was the record or beneficial owner of 40% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Commodity Strategy Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2019, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses were also well below the peer-group average.

15

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

16

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Commodity Strategy Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

17

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5172 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD TRUSTEES’ EQUITY FUND

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.